TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA-CREF Life Separate Account VLI-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Life Balanced(1)	Matson Money International Equity VI Portfolio(1)

TIAA-CREF Life Core Bond(1)	Matson Money U.S. Equity VI Portfolio(1)

TIAA-CREF Life Growth Equity(1)	MFS Global Equity Series—Initial Class(1)

TIAA-CREF Life Growth & Income(1)	MFS Growth Series—Initial Class(1)

TIAA-CREF Life International Equity(1)	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class(1)

TIAA-CREF Life Large-Cap Value(1)	MFS Utilities Series—Initial Class(1)

TIAA-CREF Life Money Market(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class(1)

TIAA-CREF Life Real Estate Securities(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class(4)

TIAA-CREF Life Small-Cap Equity(1)	PIMCO VIT All Asset Portfolio—Institutional Class(1)

TIAA-CREF Life Social Choice Equity(1)	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class(1)

TIAA-CREF Life Stock Index(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

Calamos Growth & Income Portfolio(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

ClearBridge Variable Aggressive Growth Portfolio—Class I(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	PVC Equity Income Account—Class 1(1)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	PVC MidCap Account—Class 1(1)

Delaware VIP Diversified Income Series—Standard Class(1)	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II(1)

Delaware VIP International Series—Standard Class(2)	Prudential Series Fund—Natural Resources Portfolio—Class II(1)

Delaware VIP International Value Equity Series—Standard Class(3)	Prudential Series Fund—Value Portfolio—Class II(1)

Delaware VIP Small Cap Value Series—Standard Class(1)	Royce Capital Fund Micro-Cap Portfolio—Investment Class(1)

DFA VA Equity Allocation Portfolio(1)	Royce Capital Fund Small-Cap Portfolio—Investment Class(1)

DFA VA Global Bond Portfolio(1)	T. Rowe Price Health Sciences Portfolio I(1)

DFA VA Global Moderate Allocation Portfolio(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

DFA VA International Small Portfolio(1)	Templeton Developing Markets VIP Fund—Class 1(1)

DFA VA International Value Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

DFA VA Short-Term Fixed Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

DFA VA US Large Value Portfolio(1)	Vanguard VIF High Yield Bond Portfolio(1)

DFA VA US Targeted Value Portfolio(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

DFA VIT Inflation Protected Securities Portfolio(1)	Vanguard VIF Real Estate Index Portfolio(1)

Franklin Income VIP Fund—Class 1(1)	Vanguard VIF Small Company Growth Portfolio(1)

Franklin Mutual Shares VIP Fund—Class 1(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund—Class 1(1)	VY Clarion Global Real Estate Portfolio—Class I(1)

Janus Henderson Forty Portfolio—Institutional Shares(1)	Wanger International(1)

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares(1)	Wanger Select(1)

Janus Henderson Overseas Portfolio—Institutional Shares(1)	Wanger USA(1)

John Hancock Emerging Markets Value Trust(1)	Western Asset Variable Global High Yield Bond Portfolio—Class I(1)

Matson Money Fixed Income VI Portfolio(1)

(1)	Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and December 31, 2019.
(2)	Statement of operations and statement of changes in net assets for the period December 11, 2020 (commencement of operations) through December 31, 2020.
(3)

Statement of operations for the period January 1, 2020 through December 11, 2020 and statement of changes in net assets for the period January 1, 2020 through December 11, 2020 and the year ended December 31, 2019.

(4)

Statement of operations for the year ended December 31, 2020 and the statement of changes in net assets for the year ended December 31, 2020 and the period April 30, 2019 (commencement of operations) through December 31, 2019.

B-2	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

April 26, 2021

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 since 2005.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-3

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2020

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS

Investments, at value	$2,999,289	$4,023,146	$11,921,447	$9,436,533	$11,409,660

Total assets	$2,999,289	$4,023,146	$11,921,447	$9,436,533	$11,409,660

NET ASSETS—Accumulation fund	$2,999,289	$4,023,146	$11,921,447	$9,436,533	$11,409,660

Investments, at cost	$2,589,556	$3,848,033	$8,331,512	$7,370,355	$9,343,185

Shares held in corresponding Funds	221,024	362,446	544,856	440,959	1,237,490

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$82.85	$103.46	$40.53

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	38.69	40.88	73.58	88.49	34.11

Mortality & Expense Charge Band 2	39.50	42.78	76.96	92.59	35.70

Mortality & Expense Charge Band 3	40.32	44.76	80.49	96.89	37.35

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2020

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$51,178	$129,730	$32,088	$103,831	$155,818

EXPENSES

Administrative expenses	—	—	10,367	8,607	4,152

Mortality and expense risk charges	12,924	27,928	32,766	31,000	44,625

Total expenses	12,924	27,928	43,133	39,607	48,777

Net investment income (loss)	38,254	101,802	(11,045)	64,224	107,041

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	53,313	174,425	967,751	232,734	(363,926)

Capital gain distributions	64,752	—	727,237	356,788	—

Net realized gain (loss)	118,065	174,425	1,694,988	589,522	(363,926)

Net change in unrealized appreciation (depreciation) on investments	203,105	26,663	1,916,242	926,438	1,774,429

Net realized and unrealized gain (loss) on investments	321,170	201,088	3,611,230	1,515,960	1,410,503

Net increase (decrease) in net assets from operations	$359,424	$302,890	$3,600,185	$1,580,184	$1,517,544

B-4	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS

Investments, at value	$3,522,506	$11,317,396	$5,052,251	$2,761,291	$2,855,406

Total assets	$3,522,506	$11,317,396	$5,052,251	$2,761,291	$2,855,406

NET ASSETS—Accumulation fund	$3,522,506	$11,317,396	$5,052,251	$2,761,291	$2,855,406

Investments, at cost	$3,083,208	$11,317,396	$4,827,982	$2,154,477	$2,372,098

Shares held in corresponding Funds	231,744	11,317,396	347,712	195,697	152,941

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$98.44

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	75.62	1.03	79.40	87.73	81.36

Mortality & Expense Charge Band 2	79.12	1.08	83.08	91.80	85.13

Mortality & Expense Charge Band 3	82.80	1.13	86.93	96.06	89.08

	TIAA-CREF Life Large Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME

Dividends	$60,131	$62,661	$106,312	$18,422	$38,882

EXPENSES

Administrative expenses	—	—	—	—	2,355

Mortality and expense risk charges	18,742	83,367	27,253	13,434	11,550

Total expenses	18,742	83,367	27,253	13,434	13,905

Net investment income (loss)	41,389	(20,706)	79,059	4,988	24,977

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(192,231)	—	(56,531)	(517,642)	66,122

Capital gain distributions	—	—	256,182	83,022	151,577

Net realized gain (loss)	(192,231)	—	199,651	(434,620)	217,699

Net change in unrealized appreciation (depreciation) on investments	316,593	—	(239,992)	796,604	241,509

Net realized and unrealized gain (loss) on investments	124,362	—	(40,341)	361,984	459,208

Net increase (decrease) in net assets from operations	$165,751	$(20,706)	$38,718	$366,972	$484,185

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-5

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2020

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth & Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio— Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$88,413,921	$294,155	$3,438,795	$1,588,046	$86,544

Total assets	$88,413,921	$294,155	$3,438,795	$1,588,046	$86,544

LIABILITIES

Amounts due to TIAA	$—	$—	$—	$3,447	$—

Total liabilities	$—	$—	$—	$3,447	$—

NET ASSETS—Accumulation fund	$88,413,921	$294,155	$3,438,795	$1,584,599	$86,544

Investments, at cost	$68,673,006	$219,495	$3,015,379	$1,420,607	$82,937

Shares held in corresponding Funds	2,668,697	14,300	114,474	43,389	25,605

UNIT VALUE

Flexible Premium Variable Universal Life	$122.85	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	98.54	38.31	28.77	68.15	15.53

Mortality & Expense Charge Band 2	103.11	40.08	29.97	71.28	15.87

Mortality & Expense Charge Band 3	107.89	—	31.23	74.54	—

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2020

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth & Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio— Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,217,843	$1,521	$24,167	$—	$909

EXPENSES

Administrative expenses	11,294	—	—	—	—

Mortality and expense risk charges	413,271	2,508	17,533	6,722	148

Total expenses	424,565	2,508	17,533	6,722	148

Net investment income (loss)	793,278	(987)	6,634	(6,722)	761

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	3,955,107	12,315	(28,621)	198,426	(4,396)

Capital gain distributions	320,492	2,596	284,595	91,949	—

Net realized gain (loss)	4,275,599	14,911	255,974	290,375	(4,396)

Net change in unrealized appreciation (depreciation) on investments	9,719,323	19,509	245,350	180,881	4,386

Net realized and unrealized gain (loss) on investments	13,994,922	34,420	501,324	471,256	(10)

Net increase (decrease) in net assets from operations	$14,788,200	$33,433	$507,958	$464,534	$751

B-6	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Delaware VIP Diversified Income Series—Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account†	Delaware VIP International Series— Standard Class Sub-Account‡	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$3,659,582	$—	$3,116,645	$3,373,599	$14,917,793

Total assets	$3,659,582	$—	$3,116,645	$3,373,599	$14,917,793

NET ASSETS—Accumulation fund	$3,659,582	$—	$3,116,645	$3,373,599	$14,917,793

Investments, at cost	$3,399,155	$—	$3,062,109	$3,199,213	$11,920,962

Shares held in corresponding Funds	316,573	—	162,664	98,759	1,156,418

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	18.43	—	27.05	76.02	33.84

Mortality & Expense Charge Band 2	19.28	—	28.29	79.50	34.20

Mortality & Expense Charge Band 3	20.16	—	29.58	83.15	34.56

	Delaware VIP Diversified Income Series—Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account†	Delaware VIP International Series— Standard Class Sub-Account‡	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$89,887	$75,770	$—	$37,619	$226,955

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	19,450	15,271	991	15,854	65,520

Total expenses	19,450	15,271	991	15,854	65,520

Net investment income (loss)	70,437	60,499	(991)	21,765	161,435

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	105,939	(3,068)	838	(305,061)	(501,032)

Capital gain distributions	—	146,228	—	163,199	34,413

Net realized gain (loss)	105,939	143,160	838	(141,862)	(466,619)

Net change in unrealized appreciation (depreciation) on investments	138,466	(56,447)	54,536	80,498	2,003,753

Net realized and unrealized gain (loss) on investments	244,405	86,713	55,374	(61,364)	1,537,134

Net increase (decrease) in net assets from operations	$314,842	$147,212	$54,383	$(39,599)	$1,698,569

†	Delaware VIP International Value Equity Series-Standard Class merged operations with Delaware VIP International Series—Standard Class on December 11, 2020.
‡	For the period December 11, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2020

	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account

ASSETS

Investments, at value	$3,655,135	$6,880,217	$7,179,442	$14,088,295	$4,232,791

Total assets	$3,655,135	$6,880,217	$7,179,442	$14,088,295	$4,232,791

NET ASSETS—Accumulation fund	$3,655,135	$6,880,217	$7,179,442	$14,088,295	$4,232,791

Investments, at cost	$3,632,576	$6,072,740	$6,162,743	$12,718,802	$4,250,359

Shares held in corresponding Funds	343,851	474,825	543,485	1,195,950	414,980

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	27.54	37.06	46.04	34.06	24.82

Mortality & Expense Charge Band 2	28.27	37.86	47.25	34.96	25.47

Mortality & Expense Charge Band 3	29.01	38.68	48.49	35.88	26.15

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2020

	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$979	$70,722	$132,995	$302,605	$25,001

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	21,929	35,637	36,479	70,189	21,237

Total expenses	21,929	35,637	36,479	70,189	21,237

Net investment income (loss)	(20,950)	35,085	96,516	232,416	3,764

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(17,782)	(98,589)	(769,446)	(1,724,344)	3,022

Capital gain distributions	—	76,486	117,144	—	—

Net realized gain (loss)	(17,782)	(22,103)	(652,302)	(1,724,344)	3,022

Net change in unrealized appreciation (depreciation) on investments	68,207	527,325	1,092,991	1,551,239	(3,752)

Net realized and unrealized gain (loss) on investments	50,425	505,222	440,689	(173,105)	(730)

Net increase (decrease) in net assets from operations	$29,475	$540,307	$537,205	$59,311	$3,034

B-8	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account	DFA VIT Inflation Protected Securities Portfolio Sub-Account	Franklin Income VIP Fund— Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account

ASSETS

Investments, at value	$12,822,759	$7,893,657	$978,807	$892,882	$950,768

Total assets	$12,822,759	$7,893,657	$978,807	$892,882	$950,768

NET ASSETS—Accumulation fund	$12,822,759	$7,893,657	$978,807	$892,882	$950,768

Investments, at cost	$11,445,996	$6,364,835	$932,002	$896,660	$1,032,288

Shares held in corresponding Funds	483,513	428,770	86,543	57,053	56,159

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	57.47	53.33	29.22	32.99	35.00

Mortality & Expense Charge Band 2	58.98	54.73	29.62	34.52	36.62

Mortality & Expense Charge Band 3	60.54	56.18	30.02	36.12	38.32

	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account	DFA VIT Inflation Protected Securities Portfolio Sub-Account	Franklin Income VIP Fund— Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$257,811	$119,104	$10,552	$45,899	$26,234

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	67,238	36,339	5,434	5,945	5,246

Total expenses	67,238	36,339	5,434	5,945	5,246

Net investment income (loss)	190,573	82,765	5,118	39,954	20,988

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(1,108,634)	(1,291,057)	46,199	(21,192)	(36,044)

Capital gain distributions	—	—	5,569	619	32,875

Net realized gain (loss)	(1,108,634)	(1,291,057)	51,768	(20,573)	(3,169)

Net change in unrealized appreciation (depreciation) on investments	621,996	1,666,646	27,361	(49,783)	(41,791)

Net realized and unrealized gain (loss) on investments	(486,638)	375,589	79,129	(70,356)	(44,960)

Net increase (decrease) in net assets from operations	$(296,065)	$458,354	$84,247	$(30,402)	$(23,972)

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2020

	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account

ASSETS

Investments, at value	$3,156,813	$3,279,102	$1,177,007	$480,282	$4,990,451

Total assets	$3,156,813	$3,279,102	$1,177,007	$480,282	$4,990,451

NET ASSETS—Accumulation fund	$3,156,813	$3,279,102	$1,177,007	$480,282	$4,990,451

Investments, at cost	$2,531,461	$2,756,169	$1,090,095	$384,771	$4,287,045

Shares held in corresponding Funds	116,962	57,528	73,379	12,570	516,610

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	88.21	150.98	39.88	68.50	30.26

Mortality & Expense Charge Band 2	92.26	157.97	41.73	71.67	30.82

Mortality & Expense Charge Band 3	96.49	165.28	43.66	74.99	31.38

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2020

	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account

INVESTMENT INCOME

Dividends	$—	$6,774	$12,784	$5,506	$102,941

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	9,675	16,254	7,129	2,720	23,787

Total expenses	9,675	16,254	7,129	2,720	23,787

Net investment income (loss)	(9,675)	(9,480)	5,655	2,786	79,154

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	82,860	329,278	(150,066)	57,415	(490,856)

Capital gain distributions	161,458	175,312	20,393	—	—

Net realized gain (loss)	244,318	504,590	(129,673)	57,415	(490,856)

Net change in unrealized appreciation (depreciation) on investments	617,431	323,425	29,197	7,701	686,339

Net realized and unrealized gain (loss) on investments	861,749	828,015	(100,476)	65,116	195,483

Net increase (decrease) in net assets from operations	$852,074	$818,535	$(94,821)	$67,902	$274,637

B-10	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account

ASSETS

Investments, at value	$1,513,404	$1,774,756	$2,226,681	$2,806,865	$167,374

Total assets	$1,513,404	$1,774,756	$2,226,681	$2,806,865	$167,374

NET ASSETS—Accumulation fund	$1,513,404	$1,774,756	$2,226,681	$2,806,865	$167,374

Investments, at cost	$1,486,813	$1,426,255	$1,765,498	$2,409,911	$124,711

Shares held in corresponding Funds	59,071	72,855	75,841	114,240	2,268

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	25.81	27.82	37.40	39.48	101.70

Mortality & Expense Charge Band 2	26.35	28.40	38.18	41.29	106.41

Mortality & Expense Charge Band 3	26.89	28.99	38.97	43.18	111.35

	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money US Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account

INVESTMENT INCOME

Dividends	$9,739	$24,880	$21,121	$20,393	$—

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	9,741	9,233	11,718	9,766	914

Total expenses	9,741	9,233	11,718	9,766	914

Net investment income (loss)	(2)	15,647	9,403	10,627	(914)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	12,504	(290,347)	(355,469)	(10,172)	5,529

Capital gain distributions	—	12,382	68,268	67,396	9,537

Net realized gain (loss)	12,504	(277,965)	(287,201)	57,224	15,066

Net change in unrealized appreciation (depreciation) on investments	23,361	324,553	424,529	273,162	23,532

Net realized and unrealized gain (loss) on investments	35,865	46,588	137,328	330,386	38,598

Net increase (decrease) in net assets from operations	$35,863	$62,235	$146,731	$341,013	$37,684

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2020

	MFS Massachusetts Investors Growth Stock Portfolio— Initial Class Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account

ASSETS

Investments, at value	$1,053,160	$827,493	$2,270,853	$311,810	$566,902

Total assets	$1,053,160	$827,493	$2,270,853	$311,810	$566,902

NET ASSETS—Accumulation fund	$1,053,160	$827,493	$2,270,853	$311,810	$566,902

Investments, at cost	$898,996	$714,714	$2,186,021	$263,783	$507,436

Shares held in corresponding Funds	42,026	23,422	147,458	10,160	50,616

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	40.98	73.89	31.21	53.92	21.37

Mortality & Expense Charge Band 2	42.86	77.32	32.64	56.41	22.36

Mortality & Expense Charge Band 3	44.83	80.91	34.14	59.00	—

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2020

	MFS Massachsetts Investors Growth Stock Portfolio— Initial Class Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$4,140	$18,693	$23,353	$1,639	$25,503

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	6,286	4,478	11,994	2,274	3,720

Total expenses	6,286	4,478	11,994	2,274	3,720

Net investment income (loss)	(2,146)	14,215	11,359	(635)	21,783

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	41,526	16,587	(493,864)	(5,932)	(40,825)

Capital gain distributions	87,683	19,492	—	11,256	—

Net realized gain (loss)	129,209	36,079	(493,864)	5,324	(40,825)

Net change in unrealized appreciation (depreciation) on investments	55,730	(11,133)	353,535	37,120	39,508

Net realized and unrealized gain (loss) on investments	184,939	24,946	(140,329)	42,444	(1,317)

Net increase (decrease) in net assets from operations	$182,793	$39,161	$(128,970)	$41,809	$20,466

B-12	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account—Class 1 Sub-Account

ASSETS

Investments, at value	$441,890	$2,656,560	$479,833	$5,976,320	$6,311,831

Total assets	$441,890	$2,656,560	$479,833	$5,976,320	$6,311,831

NET ASSETS—Accumulation fund	$441,890	$2,656,560	$479,833	$5,976,320	$6,311,831

Investments, at cost	$408,130	$2,500,283	$443,042	$5,424,454	$5,572,262

Shares held in corresponding Funds	73,282	197,661	39,363	429,333	221,157

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	16.36	33.52	20.24	20.48	52.61

Mortality & Expense Charge Band 2	16.72	34.25	21.17	21.42	55.04

Mortality & Expense Charge Band 3	17.08	35.00	22.16	22.40	57.59

	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account—Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$23,351	$111,962	$12,806	$88,949	$97,934

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	2,480	14,744	3,661	34,456	30,049

Total expenses	2,480	14,744	3,661	34,456	30,049

Net investment income (loss)	20,871	97,218	9,145	54,493	67,885

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(65,089)	(21,666)	(9,337)	138,762	(37,285)

Capital gain distributions	—	—	—	—	142,825

Net realized gain (loss)	(65,089)	(21,666)	(9,337)	138,762	105,540

Net change in unrealized appreciation (depreciation) on investments	46,438	78,760	45,048	394,696	228,115

Net realized and unrealized gain (loss) on investments	(18,651)	57,094	35,711	533,458	333,655

Net increase (decrease) in net assets from operations	$2,220	$154,312	$44,856	$587,951	$401,540

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2020

	PVC MidCap Account—Class 1 Sub-Account	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account

ASSETS

Investments, at value	$600,148	$1,717,000	$382,668	$152,252	$377,434

Total assets	$600,148	$1,717,000	$382,668	$152,252	$377,434

NET ASSETS—Accumulation fund	$600,148	$1,717,000	$382,668	$152,252	$377,434

Investments, at cost	$548,743	$1,248,039	$328,084	$113,441	$309,511

Shares held in corresponding Funds	9,423	36,400	14,600	4,187	31,691

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	79.34	49.43	37.58	46.67	26.19

Mortality & Expense Charge Band 2	83.02	51.72	39.32	48.83	27.39

Mortality & Expense Charge Band 3	86.86	54.12	41.14	—	28.65

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2020

	PVC MidCap Account—Class 1 Sub-Account	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account

INVESTMENT INCOME

Dividends	$4,097	$—	$—	$—	$—

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	3,811	8,572	2,984	903	1,417

Total expenses	3,811	8,572	2,984	903	1,417

Net investment income (loss)	286	(8,572)	(2,984)	(903)	(1,417)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	32,110	191,299	(55,280)	1,926	(35,317)

Capital gain distributions	54,630	—	—	—	3,974

Net realized gain (loss)	86,740	191,299	(55,280)	1,926	(31,343)

Net change in unrealized appreciation (depreciation) on investments	6,796	202,525	68,079	2,176	89,585

Net realized and unrealized gain (loss) on investments	93,536	393,824	12,799	4,102	58,242

Net increase (decrease) in net assets from operations	$93,822	$385,252	$9,815	$3,199	$56,825

B-14	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account

ASSETS

Investments, at value	$937,104	$1,883,309	$2,370,333	$3,608,001	$4,420,866

Total assets	$937,104	$1,883,309	$2,370,333	$3,608,001	$4,420,866

NET ASSETS—Accumulation fund	$937,104	$1,883,309	$2,370,333	$3,608,001	$4,420,866

Investments, at cost	$902,656	$1,603,313	$2,298,870	$2,959,779	$3,555,193

Shares held in corresponding Funds	126,465	30,854	474,066	307,587	97,785

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	19.35	51.80	26.71	22.41	51.23

Mortality & Expense Charge Band 2	20.23	52.70	27.43	23.45	52.17

Mortality & Expense Charge Band 3	21.16	53.71	28.17	24.54	53.12

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$8,426	$—	$45,132	$130,689	$59,137

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	5,456	10,152	13,982	19,275	25,385

Total expenses	5,456	10,152	13,982	19,275	25,385

Net investment income (loss)	2,970	(10,152)	31,150	111,414	33,752

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(177,721)	102,824	4,984	232,432	143,754

Capital gain distributions	15,333	101,860	—	76,978	125,909

Net realized gain (loss)	(162,388)	204,684	4,984	309,410	269,663

Net change in unrealized appreciation (depreciation) on investments	90,455	206,272	53,382	174,825	470,338

Net realized and unrealized gain (loss) on investments	(71,933)	410,956	58,366	484,235	740,001

Net increase (decrease) in net assets from operations	$(68,963)	$400,804	$89,516	$595,649	$773,753

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2020

	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account

ASSETS

Investments, at value	$22,227,001	$3,422,560	$11,098,870	$5,321,918	$4,773,517

Total assets	$22,227,001	$3,422,560	$11,098,870	$5,321,918	$4,773,517

NET ASSETS—Accumulation fund	$22,227,001	$3,422,560	$11,098,870	$5,321,918	$4,773,517

Investments, at cost	$18,511,320	$3,240,506	$9,279,316	$5,075,293	$3,844,103

Shares held in corresponding Funds	413,449	421,497	430,690	428,151	194,917

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	49.58	33.53	44.66	32.30	49.79

Mortality & Expense Charge Band 2	50.49	34.14	45.48	32.89	50.71

Mortality & Expense Charge Band 3	51.42	34.77	46.31	33.49	51.64

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2020

	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$279,417	$184,753	$126,045	$125,167	$24,043

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	100,635	19,643	52,188	27,384	22,125

Total expenses	100,635	19,643	52,188	27,384	22,125

Net investment income (loss)	178,782	165,110	73,857	97,783	1,918

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	823,987	(72,211)	(211,072)	(242,040)	(246,960)

Capital gain distributions	327,788	—	471,938	78,710	347,446

Net realized gain (loss)	1,151,775	(72,211)	260,866	(163,330)	100,486

Net change in unrealized appreciation (depreciation) on investments	2,065,347	55,880	1,344,105	(193,321)	807,134

Net realized and unrealized gain (loss) on investments	3,217,122	(16,331)	1,604,971	(356,651)	907,620

Net increase (decrease) in net assets from operations	$3,395,904	$148,779	$1,678,828	$(258,868)	$909,538

B-16	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	VY Clarion Global Real Estate Portfolio— Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account

ASSETS

Investments, at value	$15,241,311	$664,450	$1,542,638	$880,126	$659,972

Total assets	$15,241,311	$664,450	$1,542,638	$880,126	$659,972

NET ASSETS—Accumulation fund	$15,241,311	$664,450	$1,542,638	$880,126	$659,972

Investments, at cost	$14,826,821	$691,689	$1,306,984	$761,628	$547,258

Shares held in corresponding Funds	1,189,798	62,981	55,035	43,101	26,795

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	29.27	42.47	83.46	74.32	123.64

Mortality & Expense Charge Band 2	29.81	43.86	87.33	77.72	129.37

Mortality & Expense Charge Band 3	30.36	45.28	91.38	81.29	135.38

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	VY Clarion Global Real Estate Portfolio— Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account

INVESTMENT INCOME

Dividends	$256,833	$36,426	$26,089	$5,544	$—

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	70,393	3,913	8,157	4,370	3,087

Total expenses	70,393	3,913	8,157	4,370	3,087

Net investment income (loss)	186,440	32,513	17,932	1,174	(3,087)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	369,293	(42,462)	(121,402)	(40,251)	(65,986)

Capital gain distributions	—	50,776	46,563	82,285	49,246

Net realized gain (loss)	369,293	8,314	(74,839)	42,034	(16,740)

Net change in unrealized appreciation (depreciation) on investments	122,541	(97,521)	256,737	125,647	135,260

Net realized and unrealized gain (loss) on investments	491,834	(89,207)	181,898	167,681	118,520

Net increase (decrease) in net assets from operations	$678,274	$(56,694)	$199,830	$168,855	$115,433

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2020	concluded

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$767,052

Total assets	$767,052

NET ASSETS—Accumulation fund	$767,052

Investments, at cost	$730,189

Shares held in corresponding Funds	103,237

UNIT VALUE

Flexible Premium Variable Universal Life	$—

Intelligent Life Flexible Premium Variable Universal Life

Mortality & Expense Charge Band 1	18.44

Mortality & Expense Charge Band 2	19.22

Mortality & Expense Charge Band 3	20.02

Statements of operations

TIAA-CREF Life Separate Account VLI-1  ∎  For the period or year ended December 31, 2020

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$29,941

EXPENSES

Administrative expenses	—

Mortality and expense risk charges	4,401

Total expenses	4,401

Net investment income (loss)	25,540

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(8,773)

Capital gain distributions	—

Net realized gain (loss)	(8,773)

Net change in unrealized appreciation (depreciation) on investments	30,286

Net realized and unrealized gain (loss) on investments	21,513

Net increase (decrease) in net assets from operations	$47,053

B-18	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of changes in net assets

TIAA-CREF Life Separate Accounts VLI-1  ∎  For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Core Bond Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$38,254	$24,946	$101,802	$96,177

Net realized gain (loss)	118,065	39,873	174,425	48,123

Net change in unrealized appreciation (depreciation) on investments	203,105	180,476	26,663	209,837

Net increase (decrease) in net assets from operations	359,424	245,295	302,890	354,137

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	138,566	42,704	309,321	275,844

Net contractowner transfers between accounts	459,589	202,985	(499,626)	(128,008)

Withdrawals and death benefits (b)	261,254	(15,090)	(265,858)	(301,486)

Net increase (decrease) in net assets resulting from contractowner transactions	859,409	230,599	(456,163)	(153,650)

Net increase (decrease) in net assets	1,218,833	475,894	(153,273)	200,487

NET ASSETS

Beginning of period	1,780,456	1,304,562	4,176,419	3,975,932

End of period	$2,999,289	$1,780,456	$4,023,146	$4,176,419

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	51,102	44,264	104,567	108,493

Units purchased	3,745	1,315	7,609	7,328

Units sold/transferred	20,625	5,523	(18,227)	(11,254)

End of period	75,472	51,102	93,949	104,567

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-19

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(11,045)	$(2,449)	$64,224	$36,413

Net realized gain (loss)	1,694,988	1,216,479	589,522	798,012

Net change in unrealized appreciation (depreciation) on investments	1,916,242	584,702	926,438	971,468

Net increase (decrease) in net assets from operations	3,600,185	1,798,732	1,580,184	1,805,893

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	245,326	304,181	281,651	403,283

Net contractowner transfers between accounts	749,767	80,691	315,871	68,067

Withdrawals and death benefits (b)	(126,626)	(782,976)	(426,925)	(1,061,363)

Net increase (decrease) in net assets resulting from contractowner transactions	868,467	(398,104)	170,597	(590,013)

Net increase (decrease) in net assets	4,468,652	1,400,628	1,750,781	1,215,880

NET ASSETS

Beginning of period	7,452,795	6,052,167	7,685,752	6,469,872

End of period	$11,921,447	$7,452,795	$9,436,533	$7,685,752

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	133,509	140,938	94,563	102,513

Units purchased	4,095	6,212	3,583	5,584

Units sold/transferred	11,103	(13,641)	(1,511)	(13,534)

End of period	148,707	133,509	96,635	94,563

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$107,041	$132,072	$41,389	$32,059

Net realized gain (loss)	(363,926)	552,218	(192,231)	195,580

Net change in unrealized appreciation (depreciation) on investments	1,774,429	1,026,559	316,593	487,091

Net increase (decrease) in net assets from operations	1,517,544	1,710,849	165,751	714,730

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	604,016	863,252	164,972	119,345

Net contractowner transfers between accounts	51,008	101,213	125,478	(97,238)

Withdrawals and death benefits (b)	(397,808)	(622,430)	(99,994)	(245,902)

Net increase (decrease) in net assets resulting from contractowner transactions	257,216	342,035	190,456	(223,795)

Net increase (decrease) in net assets	1,774,760	2,052,884	356,207	490,935

NET ASSETS

Beginning of period	9,634,900	7,582,016	3,166,299	2,675,364

End of period	$11,409,660	$9,634,900	$3,522,506	$3,166,299

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	299,262	287,998	41,318	44,834

Units purchased	21,213	30,810	2,623	1,774

Units sold/transferred	(12,404)	(19,546)	168	(5,290)

End of period	308,071	299,262	44,109	41,318

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-21

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(20,706)	$189,093	$79,059	$50,548

Net realized gain (loss)	—	—	199,651	157,832

Net change in unrealized appreciation (depreciation) on investments	—	—	(239,992)	688,251

Net increase (decrease) in net assets from operations	(20,706)	189,093	38,718	896,631

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,306,427	21,865,952	327,376	252,550

Net contractowner transfers between accounts	(6,809,954)	(17,886,507)	398,053	81,175

Withdrawals and death benefits (b)	(881,631)	(1,956,188)	300,954	(147,864)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,385,158)	2,023,257	1,026,383	185,861

Net increase (decrease) in net assets	(4,405,864)	2,212,350	1,065,101	1,082,492

NET ASSETS

Beginning of period	15,723,260	13,510,910	3,987,150	2,904,658

End of period	$11,317,396	$15,723,260	$5,052,251	$3,987,150

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	14,487,891	12,661,927	48,303	46,139

Units purchased	3,052,111	21,048,430	4,341	3,379

Units sold/transferred	(6,992,604)	(19,222,466)	7,483	(1,215)

End of period	10,547,398	14,487,891	60,127	48,303

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$4,988	$(1,911)	$24,977	$23,793

Net realized gain (loss)	(434,620)	285,944	217,699	502,156

Net change in unrealized appreciation (depreciation) on investments	796,604	133,303	241,509	68,607

Net increase (decrease) in net assets from operations	366,972	417,336	484,185	594,556

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	145,510	164,274	170,652	97,685

Net contractowner transfers between accounts	(60,288)	63,042	16,698	37,284

Withdrawals and death benefits (b)	(41,619)	(88,329)	(145,729)	(381,976)

Net increase (decrease) in net assets resulting from contractowner transactions	43,603	138,987	41,621	(247,007)

Net increase (decrease) in net assets	410,575	556,323	525,806	347,549

NET ASSETS

Beginning of period	2,350,716	1,794,393	2,329,600	1,982,051

End of period	$2,761,291	$2,350,716	$2,855,406	$2,329,600

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	28,602	27,072	30,937	33,995

Units purchased	2,139	2,167	2,488	1,578

Units sold/transferred	(871)	(637)	(1,462)	(4,636)

End of period	29,870	28,602	31,963	30,937

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth & Income Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$793,278	$569,480	$(987)	$3,379

Net realized gain (loss)	4,275,599	4,056,927	14,911	24,484

Net change in unrealized appreciation (depreciation) on investments	9,719,323	8,325,252	19,509	71,093

Net increase (decrease) in net assets from operations	14,788,200	12,951,659	33,433	98,956

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	8,647,208	8,815,714	15,690	8,099

Net contractowner transfers between accounts	1,889,013	7,642,715	(96,921)	40,474

Withdrawals and death benefits (b)	(1,914,677)	(3,500,564)	(94,114)	(194,082)

Net increase (decrease) in net assets resulting from contractowner transactions	8,621,544	12,957,865	(175,345)	(145,509)

Net increase (decrease) in net assets	23,409,744	25,909,524	(141,912)	(46,553)

NET ASSETS

Beginning of period	65,004,177	39,094,653	436,067	482,620

End of period	$88,413,921	$65,004,177	$294,155	$436,067

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	747,054	581,630	13,385	18,072

Units purchased	102,476	114,982	465	293

Units sold/transferred	(6,878)	50,442	(6,344)	(4,980)

End of period	842,652	747,054	7,506	13,385

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$6,634	$10,388	$(6,722)	$(3,638)

Net realized gain (loss)	255,974	44,525	290,375	50,099

Net change in unrealized appreciation (depreciation) on investments	245,350	504,115	180,881	75,509

Net increase (decrease) in net assets from operations	507,958	559,028	464,534	121,970

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	170,173	185,757	78,601	74,519

Net contractowner transfers between accounts	(56,295)	32,924	385,264	(29,125)

Withdrawals and death benefits (b)	(96,628)	(102,999)	9,249	(32,339)

Net increase (decrease) in net assets resulting from contractowner transactions	17,250	115,682	473,114	13,055

Net increase (decrease) in net assets	525,208	674,710	937,648	135,025

NET ASSETS

Beginning of period	2,913,587	2,238,877	646,951	511,926

End of period	$3,438,795	$2,913,587	$1,584,599	$646,951

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	113,450	108,431	12,979	12,921

Units purchased	7,060	8,270	1,440	1,616

Units sold/transferred	(6,521)	(3,251)	7,547	(1,558)

End of period	113,989	113,450	21,966	12,979

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account		Delaware VIP Diversified Income Series—Standard Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$761	$(2)	$70,437	$50,580

Net realized gain (loss)	(4,396)	(64)	105,939	(9,743)

Net change in unrealized appreciation (depreciation) on investments	4,386	965	138,466	171,973

Net increase (decrease) in net assets from operations	751	899	314,842	212,810

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,070	2,506	233,020	404,248

Net contractowner transfers between accounts	68,869	549	298,711	404,894

Withdrawals and death benefits (b)	(2,405)	(1,697)	(121,268)	(71,801)

Net increase (decrease) in net assets resulting from contractowner transactions	68,534	1,358	410,463	737,341

Net increase (decrease) in net assets	69,285	2,257	725,305	950,151

NET ASSETS

Beginning of period	17,259	15,002	2,934,277	1,984,126

End of period	$86,544	$17,259	$3,659,582	$2,934,277

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,080	993	166,786	124,045

Units purchased	148	159	12,963	24,895

Units sold/transferred	4,307	(72)	7,698	17,846

End of period	5,535	1,080	187,447	166,786

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Delaware VIP International Value Equity Series—Standard Class Sub-Account		Delaware VIP International Series—Standard Class Sub-Account
	December 31, 2020†	December 31, 2019	December 31, 2020‡

FROM OPERATIONS

Net investment income (loss)	$60,499	$36,552	(991)

Net realized gain (loss)	143,160	70,520	838

Net change in unrealized appreciation (depreciation) on investments	(56,447)	296,914	54,536

Net increase (decrease) in net assets from operations	147,212	403,986	54,383

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	210,474	224,354	27,604

Net contractowner transfers between accounts	(2,945,724)	56,402	3,037,814

Withdrawals and death benefits (b)	(125,099)	(104,916)	(3,156)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,860,349)	175,840	3,062,262

Net increase (decrease) in net assets	(2,713,137)	579,826	3,116,645

NET ASSETS

Beginning of period	2,713,137	2,133,311	—

End of period	$—	$2,713,137	$3,116,645

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	101,641	94,919	—

Units purchased	8,451	9,144	1,012

Units sold/transferred	(110,092)	(2,422)	108,115

End of period	—	101,641	109,127

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
†	Delaware VIP International Value Equity Series-Standard Class merged operations with Delaware VIP International Series—Standard Class on December 11, 2020.
‡	For the period December 11, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		DFA VA Equity Allocation Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$21,765	$14,442	$161,435	$159,306

Net realized gain (loss)	(141,862)	208,140	(466,619)	76,225

Net change in unrealized appreciation (depreciation) on investments	80,498	482,141	2,003,753	2,268,515

Net increase (decrease) in net assets from operations	(39,599)	704,723	1,698,569	2,504,046

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	190,685	246,104	1,663,236	929,161

Net contractowner transfers between accounts	(63,923)	24,597	(1,171,797)	423,804

Withdrawals and death benefits (b)	(124,261)	(85,151)	(201,308)	(394,384)

Net increase (decrease) in net assets resulting from contractowner transactions	2,501	185,550	290,131	958,581

Net increase (decrease) in net assets	(37,098)	890,273	1,988,700	3,462,627

NET ASSETS

Beginning of period	3,410,697	2,520,424	12,929,093	9,466,466

End of period	$3,373,599	$3,410,697	$14,917,793	$12,929,093

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	41,351	39,006	419,805	385,155

Units purchased	2,873	3,301	60,420	32,514

Units sold/transferred	(2,423)	(956)	(46,627)	2,136

End of period	41,801	41,351	433,598	419,805

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	DFA VA Global Bond Portfolio Sub-Account		DFA VA Global Moderate Allocation Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(20,950)	$68,553	$35,085	$103,664

Net realized gain (loss)	(17,782)	(21,890)	(22,103)	125,208

Net change in unrealized appreciation (depreciation) on investments	68,207	54,769	527,325	669,825

Net increase (decrease) in net assets from operations	29,475	101,432	540,307	898,697

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	206,987	648,971	607,507	537,590

Net contractowner transfers between accounts	249,200	(55,620)	(415,003)	122,053

Withdrawals and death benefits (b)	(137,349)	(132,547)	(99,813)	(422,933)

Net increase (decrease) in net assets resulting from contractowner transactions	318,838	460,804	92,691	236,710

Net increase (decrease) in net assets	348,313	562,236	632,998	1,135,407

NET ASSETS

Beginning of period	3,306,822	2,744,586	6,247,219	5,111,812

End of period	$3,655,135	$3,306,822	$6,880,217	$6,247,219

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	117,728	101,176	182,179	175,309

Units purchased	7,412	23,669	17,718	16,903

Units sold/transferred	3,706	(7,117)	(18,872)	(10,033)

End of period	128,846	117,728	181,025	182,179

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	DFA VA International Small Portfolio Sub-Account		DFA VA International Value Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$96,516	$140,496	$232,416	$334,906

Net realized gain (loss)	(652,302)	55,105	(1,724,344)	72,507

Net change in unrealized appreciation (depreciation) on investments	1,092,991	1,058,123	1,551,239	874,394

Net increase (decrease) in net assets from operations	537,205	1,253,724	59,311	1,281,807

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	551,459	940,985	2,208,959	2,521,523

Net contractowner transfers between accounts	(645,763)	7,802	(135,210)	1,581,019

Withdrawals and death benefits (b)	(316,522)	(213,709)	(359,025)	(320,591)

Net increase (decrease) in net assets resulting from contractowner transactions	(410,826)	735,078	1,714,724	3,781,951

Net increase (decrease) in net assets	126,379	1,988,802	1,774,035	5,063,758

NET ASSETS

Beginning of period	7,053,063	5,064,261	12,314,260	7,250,502

End of period	$7,179,442	$7,053,063	$14,088,295	$12,314,260

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	161,377	142,905	342,480	232,363

Units purchased	14,822	24,259	74,594	75,347

Units sold/transferred	(25,442)	(5,787)	(16,277)	34,770

End of period	150,757	161,377	400,797	342,480

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	DFA VA Short-Term Fixed Portfolio Sub-Account		DFA VA US Large Value Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$3,764	$69,765	$190,573	$199,699

Net realized gain (loss)	3,022	3,185	(1,108,634)	381,237

Net change in unrealized appreciation (depreciation) on investments	(3,752)	(780)	621,996	1,989,540

Net increase (decrease) in net assets from operations	3,034	72,170	(296,065)	2,570,476

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	255,356	540,957	1,048,357	1,601,324

Net contractowner transfers between accounts	96,900	59,909	(953,326)	(350,925)

Withdrawals and death benefits (b)	(115,580)	(340,615)	(289,787)	(361,294)

Net increase (decrease) in net assets resulting from contractowner transactions	236,676	260,251	(194,756)	889,105

Net increase (decrease) in net assets	239,710	332,421	(490,821)	3,459,581

NET ASSETS

Beginning of period	3,993,081	3,660,660	13,313,580	9,853,999

End of period	$4,232,791	$3,993,081	$12,822,759	$13,313,580

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	155,128	145,165	219,717	203,704

Units purchased	10,104	21,594	21,376	29,620

Units sold/transferred	(1,139)	(11,631)	(25,228)	(13,607)

End of period	164,093	155,128	215,865	219,717

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	DFA VA US Targeted Value Portfolio Sub-Account		DFA VIT Inflation Protected Securities Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$82,765	$65,324	$5,118	$6,954

Net realized gain (loss)	(1,291,057)	(9,612)	51,768	805

Net change in unrealized appreciation (depreciation) on investments	1,666,646	1,142,847	27,361	39,148

Net increase (decrease) in net assets from operations	458,354	1,198,559	84,247	46,907

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	750,347	1,086,259	29,259	31,896

Net contractowner transfers between accounts	(229,706)	28,913	172,154	41,056

Withdrawals and death benefits (b)	(239,322)	(243,385)	(10,904)	(18,867)

Net increase (decrease) in net assets resulting from contractowner transactions	281,319	871,787	190,509	54,085

Net increase (decrease) in net assets	739,673	2,070,346	274,756	100,992

NET ASSETS

Beginning of period	7,153,984	5,083,638	704,051	603,059

End of period	$7,893,657	$7,153,984	$978,807	$704,051

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	134,130	116,442	26,385	24,354

Units purchased	18,247	22,424	1,049	1,223

Units sold/transferred	(9,341)	(4,736)	5,562	808

End of period	143,036	134,130	32,996	26,385

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Franklin Income VIP Fund—Class 1 Sub-Account		Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$39,954	$38,909	$20,988	$11,392

Net realized gain (loss)	(20,573)	16,239	(3,169)	72,499

Net change in unrealized appreciation (depreciation) on investments	(49,783)	70,824	(41,791)	88,725

Net increase (decrease) in net assets from operations	(30,402)	125,972	(23,972)	172,616

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	97,513	112,508	28,411	26,543

Net contractowner transfers between accounts	(267,535)	227,104	78,290	(104,504)

Withdrawals and death benefits (b)	(24,423)	(80,206)	(8,853)	(34,907)

Net increase (decrease) in net assets resulting from contractowner transactions	(194,445)	259,406	97,848	(112,868)

Net increase (decrease) in net assets	(224,847)	385,378	73,876	59,748

NET ASSETS

Beginning of period	1,117,729	732,351	876,892	817,144

End of period	$892,882	$1,117,729	$950,768	$876,892

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	32,385	24,809	22,641	25,801

Units purchased	2,940	3,446	865	765

Units sold/transferred	(9,284)	4,130	2,398	(3,925)

End of period	26,041	32,385	25,904	22,641

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account		Janus Henderson Forty Portfolio— Institutional Shares Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(9,675)	$(5,449)	$(9,480)	$(9,036)

Net realized gain (loss)	244,318	107,749	504,590	159,041

Net change in unrealized appreciation (depreciation) on investments	617,431	99,971	323,425	347,900

Net increase (decrease) in net assets from operations	852,074	202,271	818,535	497,905

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	90,698	169,000	156,448	80,992

Net contractowner transfers between accounts	1,231,403	76,005	442,114	382,728

Withdrawals and death benefits (b)	(80,802)	(24,270)	(195,268)	(359,276)

Net increase (decrease) in net assets resulting from contractowner transactions	1,241,299	220,735	403,294	104,444

Net increase (decrease) in net assets	2,093,373	423,006	1,221,829	602,349

NET ASSETS

Beginning of period	1,063,440	640,434	2,057,273	1,454,924

End of period	$3,156,813	$1,063,440	$3,279,102	$2,057,273

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	17,702	13,963	18,098	17,514

Units purchased	1,256	3,132	1,228	824

Units sold/transferred	14,638	607	1,336	(240)

End of period	33,596	17,702	20,662	18,098

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account		Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$5,655	$8,283	$2,786	$4,968

Net realized gain (loss)	(129,673)	93,478	57,415	8,098

Net change in unrealized appreciation (depreciation) on investments	29,197	238,814	7,701	80,931

Net increase (decrease) in net assets from operations	(94,821)	340,575	67,902	93,997

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	56,882	41,861	32,719	30,424

Net contractowner transfers between accounts	(430,692)	396,396	(15,459)	(19,929)

Withdrawals and death benefits (b)	(54,525)	(105,851)	(51,061)	(19,367)

Net increase (decrease) in net assets resulting from contractowner transactions	(428,335)	332,406	(33,801)	(8,872)

Net increase (decrease) in net assets	(523,156)	672,981	34,101	85,125

NET ASSETS

Beginning of period	1,700,163	1,027,182	446,181	361,056

End of period	$1,177,007	$1,700,163	$480,282	$446,181

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	39,715	31,485	7,231	7,394

Units purchased	1,562	1,119	592	563

Units sold/transferred	(13,284)	7,111	(1,149)	(726)

End of period	27,993	39,715	6,674	7,231

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	John Hancock Emerging Markets Value Trust Sub-Account		Matson Money Fixed Income VI Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$79,154	$87,666	$(2)	$16,713

Net realized gain (loss)	(490,856)	(31,279)	12,504	(1,173)

Net change in unrealized appreciation (depreciation) on investments	686,339	278,068	23,361	29,788

Net increase (decrease) in net assets from operations	274,637	334,455	35,863	45,328

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	749,017	938,108	42,625	253,704

Net contractowner transfers between accounts	104,360	512,489	(32,211)	160,918

Withdrawals and death benefits (b)	(259,787)	(96,320)	(46,237)	(40,213)

Net increase (decrease) in net assets resulting from contractowner transactions	593,590	1,354,277	(35,823)	374,409

Net increase (decrease) in net assets	868,227	1,688,732	40	419,737

NET ASSETS

Beginning of period	4,122,224	2,433,492	1,513,364	1,093,627

End of period	$4,990,451	$4,122,224	$1,513,404	$1,513,364

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	137,496	89,575	58,917	44,337

Units purchased	29,106	33,822	1,642	9,973

Units sold/transferred	(5,370)	14,099	(3,097)	4,607

End of period	161,232	137,496	57,462	58,917

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Matson Money International Equity VI Portfolio Sub-Account		Matson Money U.S. Equity VI Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$15,647	$26,248	$9,403	$6,686

Net realized gain (loss)	(277,965)	28,156	(287,201)	87,133

Net change in unrealized appreciation (depreciation) on investments	324,553	138,765	424,529	209,171

Net increase (decrease) in net assets from operations	62,235	193,169	146,731	302,990

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	93,126	370,603	103,451	429,210

Net contractowner transfers between accounts	33,483	182,622	(30,986)	211,376

Withdrawals and death benefits (b)	(47,146)	(52,001)	(59,400)	(64,779)

Net increase (decrease) in net assets resulting from contractowner transactions	79,463	501,224	13,065	575,807

Net increase (decrease) in net assets	141,698	694,393	159,796	878,797

NET ASSETS

Beginning of period	1,633,058	938,665	2,066,885	1,188,088

End of period	$1,774,756	$1,633,058	$2,226,681	$2,066,885

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	58,484	39,273	56,685	39,811

Units purchased	3,840	14,421	3,273	12,705

Units sold/transferred	12	4,790	(1,783)	4,169

End of period	62,336	58,484	58,175	56,685

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-37

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	MFS Global Equity Series—Initial Class Sub-Account		MFS Growth Series—Initial Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$10,627	$9,050	$(914)	$(1,176)

Net realized gain (loss)	57,224	158,710	15,066	101,780

Net change in unrealized appreciation (depreciation) on investments	273,162	234,732	23,532	(31,215)

Net increase (decrease) in net assets from operations	341,013	402,492	37,684	69,389

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	98,132	88,855	5,911	6,166

Net contractowner transfers between accounts	703,754	(59,845)	—	(313,405)

Withdrawals and death benefits (b)	(69,564)	(109,730)	(18,704)	(23,578)

Net increase (decrease) in net assets resulting from contractowner transactions	732,322	(80,720)	(12,793)	(330,817)

Net increase (decrease) in net assets	1,073,335	321,772	24,891	(261,428)

NET ASSETS

Beginning of period	1,733,530	1,411,758	142,483	403,911

End of period	$2,806,865	$1,733,530	$167,374	$142,483

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	46,739	49,214	1,746	6,919

Units purchased	2,819	2,752	67	89

Units sold/transferred	16,935	(5,227)	(250)	(5,262)

End of period	66,493	46,739	1,563	1,746

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account		MFS Utilities Series—Initial Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(2,146)	$(783)	$14,215	$23,716

Net realized gain (loss)	129,209	105,184	36,079	14,814

Net change in unrealized appreciation (depreciation) on investments	55,730	115,427	(11,133)	107,898

Net increase (decrease) in net assets from operations	182,793	219,828	39,161	146,428

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	65,858	68,033	22,854	34,815

Net contractowner transfers between accounts	(236,969)	294,895	15,571	3,317

Withdrawals and death benefits (b)	(90,454)	(29,978)	(16,463)	(12,996)

Net increase (decrease) in net assets resulting from contractowner transactions	(261,565)	332,950	21,962	25,136

Net increase (decrease) in net assets	(78,772)	552,778	61,123	171,564

NET ASSETS

Beginning of period	1,131,932	579,154	766,370	594,806

End of period	$1,053,160	$1,131,932	$827,493	$766,370

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	31,864	22,788	10,377	9,981

Units purchased	1,908	2,212	338	524

Units sold/transferred	(9,233)	6,864	(102)	(128)

End of period	24,539	31,864	10,613	10,377

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-39

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account		Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$11,359	$2,303	$(635)	$(454)

Net realized gain (loss)	(493,864)	307,270	5,324	17,410

Net change in unrealized appreciation (depreciation) on investments	353,535	55,124	37,120	10,907

Net increase (decrease) in net assets from operations	(128,970)	364,697	41,809	27,863

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	168,398	232,794	15,564	9,531

Net contractowner transfers between accounts	(182,553)	(391,583)	(41,067)	330,495

Withdrawals and death benefits (b)	(135,817)	(76,966)	(51,430)	(20,955)

Net increase (decrease) in net assets resulting from contractowner transactions	(149,972)	(235,755)	(76,933)	319,071

Net increase (decrease) in net assets	(278,942)	128,942	(35,124)	346,934

NET ASSETS

Beginning of period	2,549,795	2,420,853	346,934	—

End of period	$2,270,853	$2,549,795	$311,810	$346,934

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	74,952	82,262	7,426	7,119

Units purchased	6,419	7,284	345	222

Units sold/transferred	(12,250)	(14,594)	(2,209)	85

End of period	69,121	74,952	5,562	7,426

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account		PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$21,783	$14,870	$20,871	$16,688

Net realized gain (loss)	(40,825)	22,828	(65,089)	(21,157)

Net change in unrealized appreciation (depreciation) on investments	39,508	38,209	46,438	46,356

Net increase (decrease) in net assets from operations	20,466	75,907	2,220	41,887

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	30,753	34,547	20,162	27,971

Net contractowner transfers between accounts	(17,070)	(153,426)	44,828	(43,402)

Withdrawals and death benefits (b)	(76,033)	(133,839)	(30,063)	(21,237)

Net increase (decrease) in net assets resulting from contractowner transactions	(62,350)	(252,718)	34,927	(36,668)

Net increase (decrease) in net assets	(41,884)	(176,811)	37,147	5,219

NET ASSETS

Beginning of period	608,786	785,597	404,743	399,524

End of period	$566,902	$608,786	$441,890	$404,743

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	29,611	41,781	24,500	26,825

Units purchased	1,579	1,809	1,303	1,740

Units sold/transferred	(5,553)	(13,979)	666	(4,065)

End of period	25,637	29,611	26,469	24,500

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-41

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$97,218	$78,788	$9,145	$8,843

Net realized gain (loss)	(21,666)	(2,645)	(9,337)	(14,276)

Net change in unrealized appreciation (depreciation) on investments	78,760	180,992	45,048	31,357

Net increase (decrease) in net assets from operations	154,312	257,135	44,856	25,924

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	286,941	349,214	25,407	27,325

Net contractowner transfers between accounts	(3,910)	80,070	(24,174)	(16,132)

Withdrawals and death benefits (b)	(102,925)	(69,233)	(46,998)	(45,980)

Net increase (decrease) in net assets resulting from contractowner transactions	180,106	360,051	(45,765)	(34,787)

Net increase (decrease) in net assets	334,418	617,186	(909)	(8,863)

NET ASSETS

Beginning of period	2,322,142	1,704,956	480,742	489,605

End of period	$2,656,560	$2,322,142	$479,833	$480,742

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	71,871	60,328	25,220	27,138

Units purchased	9,113	11,426	1,328	1,494

Units sold/transferred	(3,682)	117	(3,648)	(3,412)

End of period	77,302	71,871	22,900	25,220

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account		PVC Equity Income Account—Class 1 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$54,493	$59,725	$67,885	$51,845

Net realized gain (loss)	138,762	(17,457)	105,540	202,551

Net change in unrealized appreciation (depreciation) on investments	394,696	331,323	228,115	750,104

Net increase (decrease) in net assets from operations	587,951	373,591	401,540	1,004,500

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	510,376	646,861	372,153	401,269

Net contractowner transfers between accounts	(191,787)	18,386	850,396	369,845

Withdrawals and death benefits (b)	(324,759)	(335,341)	(328,337)	(152,604)

Net increase (decrease) in net assets resulting from contractowner transactions	(6,170)	329,906	894,212	618,510

Net increase (decrease) in net assets	581,781	703,497	1,295,752	1,623,010

NET ASSETS

Beginning of period	5,394,539	4,691,042	5,016,079	3,393,069

End of period	$5,976,320	$5,394,539	$6,311,831	$5,016,079

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	278,754	262,225	96,089	83,608

Units purchased	25,469	35,045	7,900	8,740

Units sold/transferred	(27,302)	(18,516)	9,447	3,741

End of period	276,921	278,754	113,436	96,089

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-43

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	PVC MidCap Account—Class 1 Sub-Account		Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$286	$(2,364)	$(8,572)	$(7,618)

Net realized gain (loss)	86,740	99,311	191,299	69,645

Net change in unrealized appreciation (depreciation) on investments	6,796	125,784	202,525	226,884

Net increase (decrease) in net assets from operations	93,822	222,731	385,252	288,911

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	24,980	18,490	58,283	59,897

Net contractowner transfers between accounts	(182,562)	(45,596)	51,491	(107,584)

Withdrawals and death benefits (b)	(48,268)	(22,731)	(67,942)	(24,150)

Net increase (decrease) in net assets resulting from contractowner transactions	(205,850)	(49,837)	41,832	(71,837)

Net increase (decrease) in net assets	(112,028)	172,894	427,084	217,074

NET ASSETS

Beginning of period	712,176	539,282	1,289,916	1,072,842

End of period	$600,148	$712,176	$1,717,000	$1,289,916

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	10,050	10,823	32,202	34,271

Units purchased	346	304	1,398	1,681

Units sold/transferred	(3,247)	(1,077)	(712)	(3,750)

End of period	7,149	10,050	32,888	32,202

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account		Prudential Series Fund—Value Portfolio—Class II Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(2,984)	$(3,903)	$(903)	$(946)

Net realized gain (loss)	(55,280)	(28,286)	1,926	3,102

Net change in unrealized appreciation (depreciation) on investments	68,079	94,805	2,176	27,222

Net increase (decrease) in net assets from operations	9,815	62,616	3,199	29,378

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	27,334	34,576	3,880	3,671

Net contractowner transfers between accounts	(78,835)	(63,081)	71	(1,440)

Withdrawals and death benefits (b)	(184,227)	(21,394)	(562)	(6,299)

Net increase (decrease) in net assets resulting from contractowner transactions	(235,728)	(49,899)	3,389	(4,068)

Net increase (decrease) in net assets	(225,913)	12,717	6,588	25,310

NET ASSETS

Beginning of period	608,581	595,864	145,664	120,354

End of period	$382,668	$608,581	$152,252	$145,664

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	17,257	18,495	3,075	3,173

Units purchased	898	1,005	91	86

Units sold/transferred	(8,425)	(2,243)	(27)	(184)

End of period	9,730	17,257	3,139	3,075

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-45

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account		Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(1,417)	$(1,481)	$2,970	$(43)

Net realized gain (loss)	(31,343)	6,810	(162,388)	119,111

Net change in unrealized appreciation (depreciation) on investments	89,585	29,232	90,455	41,916

Net increase (decrease) in net assets from operations	56,825	34,561	(68,963)	160,984

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	29,917	18,270	33,808	34,504

Net contractowner transfers between accounts	85,329	(87,315)	16,245	11,850

Withdrawals and death benefits (b)	(4,253)	(10,936)	(48,988)	(90,864)

Net increase (decrease) in net assets resulting from contractowner transactions	110,993	(79,981)	1,065	(44,510)

Net increase (decrease) in net assets	167,818	(45,420)	(67,898)	116,474

NET ASSETS

Beginning of period	209,616	255,036	1,005,002	888,528

End of period	$377,434	$209,616	$937,104	$1,005,002

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,483	13,702	46,090	47,943

Units purchased	1,346	905	2,030	1,721

Units sold/transferred	2,988	(5,124)	(1,971)	(3,574)

End of period	13,817	9,483	46,149	46,090

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	T. Rowe Price® Health Sciences Portfolio I Sub-Account		T. Rowe Price® Limited—Term Bond Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(10,152)	$(8,106)	$31,150	$38,288

Net realized gain (loss)	204,684	83,991	4,984	(655)

Net change in unrealized appreciation (depreciation) on investments	206,272	239,171	53,382	38,312

Net increase (decrease) in net assets from operations	400,804	315,056	89,516	75,945

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	185,009	179,109	171,520	200,417

Net contractowner transfers between accounts	(30,202)	(140,088)	(89,659)	99,782

Withdrawals and death benefits (b)	(27,642)	(314,813)	(92,454)	(85,732)

Net increase (decrease) in net assets resulting from contractowner transactions	127,165	(275,792)	(10,593)	214,467

Net increase (decrease) in net assets	527,969	39,264	78,923	290,412

NET ASSETS

Beginning of period	1,355,340	1,316,076	2,291,410	2,000,998

End of period	$1,883,309	$1,355,340	$2,370,333	$2,291,410

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	33,195	41,146	86,658	78,521

Units purchased	4,282	4,979	6,465	7,826

Units sold/transferred	(1,750)	(12,930)	(7,128)	311

End of period	35,727	33,195	85,995	86,658

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-47

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Templeton Developing Markets VIP Fund—Class 1 Sub-Account		Vanguard VIF Capital Growth Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$111,414	$14,289	$33,752	$16,704

Net realized gain (loss)	309,410	109,382	269,663	167,612

Net change in unrealized appreciation (depreciation) on investments	174,825	448,872	470,338	614,188

Net increase (decrease) in net assets from operations	595,649	572,543	773,753	798,504

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	161,302	236,385	501,723	626,141

Net contractowner transfers between accounts	259,375	20,501	(763,025)	(81,813)

Withdrawals and death benefits (b)	(289,255)	(103,170)	74,098	(732,550)

Net increase (decrease) in net assets resulting from contractowner transactions	131,422	153,716	(187,204)	(188,222)

Net increase (decrease) in net assets	727,071	726,259	586,549	610,282

NET ASSETS

Beginning of period	2,880,930	2,154,671	3,834,317	3,224,035

End of period	$3,608,001	$2,880,930	$4,420,866	$3,834,317

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	143,695	135,701	85,630	90,522

Units purchased	8,681	13,504	11,851	15,898

Units sold/transferred	198	(5,510)	(12,881)	(20,790)

End of period	152,574	143,695	84,600	85,630

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Vanguard VIF Equity Index Portfolio Sub-Account		Vanguard VIF High Yield Bond Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$178,782	$124,283	$165,110	$137,316

Net realized gain (loss)	1,151,775	584,867	(72,211)	(4,728)

Net change in unrealized appreciation (depreciation) on investments	2,065,347	2,186,213	55,880	242,375

Net increase (decrease) in net assets from operations	3,395,904	2,895,363	148,779	374,963

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,501,787	2,809,870	361,871	422,714

Net contractowner transfers between accounts	2,298,244	2,117,110	(218,463)	302,697

Withdrawals and death benefits (b)	(658,708)	(453,055)	(242,837)	(96,069)

Net increase (decrease) in net assets resulting from contractowner transactions	3,141,323	4,473,925	(99,429)	629,342

Net increase (decrease) in net assets	6,537,227	7,369,288	49,350	1,004,305

NET ASSETS

Beginning of period	15,689,774	8,320,486	3,373,210	2,368,905

End of period	$22,227,001	$15,689,774	$3,422,560	$3,373,210

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	363,246	251,699	103,413	83,518

Units purchased	35,781	71,022	11,314	13,682

Units sold/transferred	38,359	40,525	(14,770)	6,213

End of period	437,386	363,246	99,957	103,413

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-49

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account		Vanguard VIF Real Estate Index Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$73,857	$43,998	$97,783	$89,853

Net realized gain (loss)	260,866	463,995	(163,330)	213,877

Net change in unrealized appreciation (depreciation) on investments	1,344,105	1,024,464	(193,321)	728,209

Net increase (decrease) in net assets from operations	1,678,828	1,532,457	(258,868)	1,031,939

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,464,033	1,382,974	393,361	670,435

Net contractowner transfers between accounts	6,553	1,127,387	171,764	(84,702)

Withdrawals and death benefits (b)	(285,762)	(289,582)	44,425	(218,350)

Net increase (decrease) in net assets resulting from contractowner transactions	1,184,824	2,220,779	609,550	367,383

Net increase (decrease) in net assets	2,863,652	3,753,236	350,682	1,399,322

NET ASSETS

Beginning of period	8,235,218	4,481,982	4,971,236	3,571,914

End of period	$11,098,870	$8,235,218	$5,321,918	$4,971,236

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	211,992	149,936	142,291	131,003

Units purchased	38,592	38,978	12,855	20,574

Units sold/transferred	(7,613)	23,078	5,549	(9,286)

End of period	242,971	211,992	160,695	142,291

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Vanguard VIF Small Company Growth Portfolio Sub-Account		Vanguard VIF Total Bond Market Index Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$1,918	$(4,694)	$186,440	$93,006

Net realized gain (loss)	100,486	277,919	369,293	12,365

Net change in unrealized appreciation (depreciation) on investments	807,134	398,995	122,541	318,426

Net increase (decrease) in net assets from operations	909,538	672,220	678,274	423,797

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	366,058	657,383	2,430,164	2,102,773

Net contractowner transfers between accounts	(266,287)	343,750	3,916,915	2,324,187

Withdrawals and death benefits (b)	(11,088)	(131,170)	(527,245)	(356,476)

Net increase (decrease) in net assets resulting from contractowner transactions	88,683	869,963	5,819,834	4,070,484

Net increase (decrease) in net assets	998,221	1,542,183	6,498,108	4,494,281

NET ASSETS

Beginning of period	3,775,296	2,233,113	8,743,203	4,248,922

End of period	$4,773,517	$3,775,296	$15,241,311	$8,743,203

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	90,829	68,468	313,569	164,377

Units purchased	9,339	17,309	83,333	77,712

Units sold/transferred	(6,538)	5,052	112,861	71,480

End of period	93,630	90,829	509,763	313,569

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-51

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	VY Clarion Global Real Estate Portfolio— Class I Sub-Account		Wanger International Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$32,513	$17,527	$17,932	$2,532

Net realized gain (loss)	8,314	2,455	(74,839)	94,007

Net change in unrealized appreciation (depreciation) on investments	(97,521)	134,625	256,737	209,376

Net increase (decrease) in net assets from operations	(56,694)	154,607	199,830	305,915

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	43,575	61,481	95,690	93,496

Net contractowner transfers between accounts	(73,729)	(24,003)	(33,691)	(41,143)

Withdrawals and death benefits (b)	(51,491)	(21,740)	(86,560)	(38,150)

Net increase (decrease) in net assets resulting from contractowner transactions	(81,645)	15,738	(24,561)	14,203

Net increase (decrease) in net assets	(138,339)	170,345	175,269	320,118

NET ASSETS

Beginning of period	802,789	632,444	1,367,369	1,047,251

End of period	$664,450	$802,789	$1,542,638	$1,367,369

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	17,234	16,850	17,748	17,637

Units purchased	1,203	1,441	1,331	1,400

Units sold/transferred	(3,365)	(1,057)	(1,542)	(1,289)

End of period	15,072	17,234	17,537	17,748

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

continued

	Wanger Select Sub-Account		Wanger USA Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$1,174	$(2,862)	$(3,087)	$(2,193)

Net realized gain (loss)	42,034	42,710	(16,740)	44,369

Net change in unrealized appreciation (depreciation) on investments	125,647	87,277	135,260	75,580

Net increase (decrease) in net assets from operations	168,855	127,125	115,433	117,756

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	83,972	52,191	15,940	27,594

Net contractowner transfers between accounts	5,608	55,277	50,656	(113,902)

Withdrawals and death benefits (b)	(18,229)	(17,754)	(3,258)	(24,368)

Net increase (decrease) in net assets resulting from contractowner transactions	71,351	89,714	63,338	(110,676)

Net increase (decrease) in net assets	240,206	216,839	178,771	7,080

NET ASSETS

Beginning of period	639,920	423,081	$481,201	474,121

End of period	$880,126	$639,920	$659,972	$481,201

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	10,361	8,802	4,621	5,964

Units purchased	1,274	944	169	297

Units sold/transferred	(478)	615	254	(1,640)

End of period	11,157	10,361	5,044	4,621

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-53

Statements of changes in net assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended	concluded

	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$25,540	$33,162

Net realized gain (loss)	(8,773)	(3,189)

Net change in unrealized appreciation (depreciation) on investments	30,286	52,330

Net increase (decrease) in net assets from operations	47,053	82,303

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	51,649	74,617

Net contractowner transfers between accounts	(13,714)	8,363

Withdrawals and death benefits (b)	(45,704)	(37,347)

Net increase (decrease) in net assets resulting from contractowner transactions	(7,769)	45,633

Net increase (decrease) in net assets	39,284	127,936

NET ASSETS

Beginning of period	727,768	599,832

End of period	$767,052	$727,768

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	40,269	37,838

Units purchased	2,976	4,408

Units sold/transferred	(3,771)	(1,977)

End of period	39,474	40,269

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-54	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VLI-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on May 23, 2001 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of two different variable life insurance policies: the Intelligent Life Flexible Premium Individual Variable Universal Life Insurance Policy (referred to as “Intelligent Life VUL”) and the Intelligent Life Flexible Premium Last Survivor Variable Universal Life Insurance Policy (referred to as “Intelligent Life SVUL”). Premiums received from the policies are allocated to the investment accounts (“Sub-Accounts”) of which some invest in the TIAA-CREF Life Funds (“Funds”), an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Accumulation Unit Values are calculated daily for each Sub-Account. The Intelligent Life products offer over 60 Sub-Accounts.

Effective May 1, 2020, the Board of Trustees of the affiliated TIAA-CREF Life Funds approved the following name change. The TIAA-CREF Life Bond Fund changed to the TIAA-CREF Life Core Bond Fund.

Effective December 11, 2020, the Delaware VIP International Value Equity Series-Standard Class was merged into the Delaware VIP International Series—Standard Class; this fund is closed to new investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VLI-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for income tax is required in the Separate Account’s financial statements.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-55

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

A description of the valuation techniques applied to the Sub-Accounts’ investments follow:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2020, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts for services required to administer the Sub-Accounts and the contracts and to cover certain insurance risks borne by TIAA-CREF Life. The administrative expense charge is currently set at an annual rate of 0.20% of the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts. TIAA-CREF Life imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts. TIAA-CREF Life also imposes a daily charge for bearing certain mortality and expense risks within the Intelligent Life Flexible Premium Variable Universal Life Sub-Accounts at an annual rate of 0.95% if the total investment value is less than $100,000; 0.65% if the investment value is $100,000 to $500,000; and 0.35% if the total investment value exceeds $500,000. For Policy Years 21 and greater, the annual rate will be 0.35% regardless of the value.

There are other daily, monthly, and annual fees and costs that a contractowner will pay when buying, owning and surrendering the policy. These fees and costs are assessed through redemption of units and include the following:

Flexible Premium Individual Variable Universal Life Expense Charges

TRANSACTION FEES

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Premium Expense Charge[1]	Upon receipt of each Premium payment	6.0% of each Premium payment	4.0% of each Premium payment

Surrender Charge	Not applicable	None	None

Transfer Charge[2]	Upon transfer	$25 per transfer	$0

[1]

We reserve the right to reduce or waive the Premium Expense Charge for particular contracts when we anticipate that our administration expenses will be lower. In addition, we reserve the right to waive the Premium Expense Charge for particular contracts when no premium tax is incurred.

[2]

We do not assess a transfer charge for the first 12 transfers each Policy Year. We do not currently charge for transfers, but we reserve the right to charge $25 for each transfer in excess of 12 in a Policy Year.

The following table describes the fees and expenses that an owner will pay periodically during the time that he or she owns the Policy, not including the fees and expenses of the portfolios.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Policy Unit Charge:[3]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.24–$1.20 per $1,000 of Face Amount (or increase in Face Amount)	Annual rate of $0.60 per $1,000 of Face Amount (or increase in Face Amount)[4]

Charge for an Insured with Issue Age of 46 and a Face Amount of $250,000 during the first Policy Year	Monthly	$270 annually	$150 annually

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00–$1.50 per $1,000 of Face Amount (or increase in Face Amount)	Annual rate of $0.96 per $1,000 of Face Amount (or increase in Face Amount)[5]

Charge for Insureds with Issue Ages of 62 and a Face Amount of $1,000,000 during the first Policy Year	Monthly	$1,500 annually	$960 annually

[3]

The maximum guaranteed Policy Unit Charge varies based on the Issue Age, Face Amount, Policy Year, and whether the Policy is a Single Life or Last Survivor policy. The maximum guaranteed Policy Unit Charge shown in the table may not be typical of the charges you will pay. We reserve the right to reduce or waive the Policy Unit Charge for particular contracts when we anticipate that our administration expenses will be lower. For more information regarding the maximum guaranteed Policy Unit Charge, please see “Charges and Deductions—Monthly Charge—Policy Unit Charge.”

[4]	Currently, the Policy Unit Charge is deducted from single life Policies only during the first 15 Policy Years (or 15 years following an increase in Face Amount).
[5]	Currently, the Policy Unit Charge is deducted from last survivor Policies only during the first 20 Policy Years (or 20 years following an increase in Face Amount).

B-56	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Policy Fee:[6]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	$72-$600 annually	$72-$600 annually

Charge for an Insured with Issue Age of 46 and during the first Policy Year	Monthly	$300 annually	$300 annually

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	$72–$996 annually	$72–$996 annually

Charge for Insureds with Issue Ages of 62 during the first Policy Year	Monthly	$996 annually	$996 annually

Cost of Insurance:[7]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.68–$1,000 per $1,000 of net amount at risk	Annual rate of $0.19–$265.42[8] per $1,000 of net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 during the First Policy Year	Monthly	Annual rate of $3.73 per $1,000 of net amount at risk	Annual rate of $1.72 per $1,000 of net amount at risk

[6]

Policy fees vary based on Issue Age, Policy Year, and whether the policy is a Single Life or Last Survivor policy. We reserve the right to reduce or waive the Policy Fee for particular contracts when we anticipate that our administration expenses will be lower. The policy fees shown in the table may not be typical of the charges you will pay. For more information regarding the policy fees, please see “Charges and Deductions.”

[7]

Cost of insurance charges vary based on the Issue Age, sex (in most states), Underwriting Class, Policy Year, Policy Value, death benefit option, Face Amount and whether the policy is a Single Life or Last Survivor policy. The charge generally increases as the Issue Age increases. The net amount at risk is equal to: the death benefit divided by an interest discount factor on the Monthly Charge Date; minus the Policy Value on the Monthly Charge Date. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insured’s age and Underwriting Class, the death benefit option, Face Amount, planned Premiums, and Riders requested.

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00 to $1,000 per $1,000 of net amount at risk	Annual rate of $0.00 to $265.42[8] per $1,000 of net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 during the First Policy Year	Monthly	Annual rate of $0.17 per $1,000 of net amount at risk	Annual rate of $0.07 per $1,000 of net amount at risk

Mortality and Expense Risk Charge	Daily	The sum of the Mortality and Expense Risk and Administrative Expense Charges will not exceed 1.20% annually	Annual rate of 0.10%

Administrative Expense Charge	Daily	The sum of the Mortality and Expense Risk and Administrative Expense Charges will not exceed 1.20% annually	Annual rate of 0.20%

Loan Interest Spread	Daily	2.0% annually of Loan Account Value for the first 15 Policy Years, and 0.5% thereafter[9]	2.0% annually of Loan Account Value for the first 15 Policy Years, and 0.5% thereafter

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[9]

The guaranteed maximum loan interest spread is the maximum difference between the interest we charge you for a loan and the interest rate we credit on loan collateral held in the Loan Account. For a complete discussion of how loan interest is calculated see “Loans” and “Charges and Deductions—Loan Interest Charge.”

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-57

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Optional Charges:[10]

Accelerated Death Benefit Charge	At the time accelerated death benefit is paid	$200.[11] In addition, the proceeds of the Accelerated Death Benefit are discounted for 1 year of interest.	$0. In addition, the proceeds of the Accelerated Death Benefit are discounted for 1 year of interest.

Automatic Increase Rider:[12]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Policy Unit Charge: Annual rate of $0.24–$1.20 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.68–$1,000 per $1,000 increase in net amount at risk	Policy Unit Charge: Annual rate of $0.60 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.19–$265.428[8] per $1,000 increase in net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 and an increase in Face Amount of $12,500 during the Second Policy Year	Monthly	Policy Unit Charge: $13.50 annually Cost of Insurance Charge: Annual rate of $4.03 per $1,000 of increase in net amount at risk	Policy Unit Charge: $7.50 annually Cost of Insurance Charge: Annual rate of $1.92 per $1,000 of increase in net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[10]

The charges for these Riders may vary based on the Insured’s Issue Age, sex (in most states), Underwriting Class, Policy Value, Policy Year, Face Amount, death benefit option, net amount at risk, and whether the policy is a Single Life or Last Survivor policy. The charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning your charges is available on request from our Administrative Office.

[11]	This amount may be lower depending on the laws of your state.
[12]	The costs of the Automatic Increase Rider are the incremental Cost of Insurance and Policy Unit Charges associated with the increases. These charges will be at the same rate as the base Policy.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Policy Unit Charge: Annual rate of $0.00–$1.50 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.00–$1,000 per $1,000 increase in net amount at risk	Policy Unit Charge: Annual rate of $0.96 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.00–$265.42[8] per $1,000 increase in net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 and an increase in Face Amount of $50,000 during the Second Policy Year	Monthly	Policy Unit Charge: $75.00 annually Cost of Insurance Charge: Annual rate of $0.58 per $1,000 increase in net amount at risk	Policy Unit Charge: $48 annually Cost of Insurance Charge: Annual rate of $0.23 per $1,000 increase in net amount at risk

Four-Year Term Benefit Rider:[13]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.68–$156.29[8] per $1,000 of increased net amount at risk	Annual rate of $0.20–$74.82[8] per $1,000 of increased net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 during the First Policy Year.	Monthly	Annual rate of $3.73 per $1,000 of increased net amount at risk	Annual rate of $1.72 per $1,000 of increased net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[13]

The costs of the Four-Year Term Benefit Rider are the Cost of Insurance Charges arising from the four-year term insurance. These Cost of Insurance charges will be at a rate equal to the greater of the Cost of Insurance rate of the base policy or an annual rate of $0.20 per $1,000 of net amount at risk. The Cost of Insurance Charges for the Four-Year Term Benefit Rider will not exceed the guaranteed maximum rate for the base Policy.

B-58	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00 to $93.31[8] per $1,000 of increased net amount at risk	Annual rate of $0.00 to $16.18[8] per $1,000 of increased net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 during the First Policy Year.	Monthly	Annual rate of $0.17 per $1,000 of increased net amount at risk	Annual rate of $0.17 per $1,000 of increased net amount at risk

SINGLE LIFE POLICY

Waiver of Monthly Charges Rider:

Minimum and Maximum Charge	Monthly	3.0%–10.0% of monthly deduction	3.0%–10.0% of monthly deduction

Charge for a male Insured with Issue Age of 46	Monthly	5.5% of monthly deduction	5.5% of monthly deduction

LAST SURVIVOR POLICY

Policy Split Rider		No Charge	No Charge

Guaranteed Minimum Death Rider		No Charge	No Charge

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Single Life Term Rider:

Minimum and Maximum Charge	Monthly	The maximum Policy Unit Charge is the same as on the base Policy ($0.00–$1.50 per $1,000 of Face Amount). The maximum annual Cost of Insurance Charge ranges from $1.25 to $125.71[8] per $1,000 of increased net amount at risk	The current Policy Unit Charge is the same as on the base Policy ($0.96 per $1,000 of Face Amount)[14]. The current annual Cost of Insurance Charge ranges from $0.52 to $87.00[8] per $1,000 of increased net amount at risk

Charge for a Select Non-Tobacco Male Insured with an Issue Age of 62 and a Face Amount of $500,000 during the First Policy Year.	Monthly	The maximum Policy Unit Charge is $750 annually. The maximum Cost of Insurance Charge is an annual rate of $16.26 per $1,000 of increased net amount at risk	The current Policy Unit Charge is $480 annually. The current Cost of Insurance Charge is an annual rate of $9.74 per $1,000 of increased net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[14]	Currently, the Policy Unit Charge on the Single Life Term Rider is deducted only during the first 20 Policy Years.

There are other daily, monthly, and annual fees and costs that a contractowner will pay when buying, owning and surrendering the policy. These fees and costs are assessed through redemption of units and include the following:

Intelligent Life Flexible Premium Variable Universal Life Expense Charges

TRANSACTION FEES

The following table describes the fees and expenses that an owner will pay at the time he or she buys the policy, surrenders the policy, or transfers policy value among the allocation options.

		Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Premium Tax Charge	Upon receipt of each Premium payment	Applicable state premium tax rate as a percentage of premium—Depending upon the state of issue, the range is 0.00% to 3.50%	Applicable state premium tax rate as a percentage of premium—Depending upon the state of issue, the range is 0.00% to 3.50%

Surrender Charge	Not Applicable	$0	$0

Partial Withdrawal Charge	At the time of each withdrawal	$20	$20

Transfer Charge*	Upon transfer	$25 per transfer	$0

*

We do not assess a transfer charge for the first 12 transfers each Policy Year. We do not currently charge for transfers, but we reserve the right to charge $25 for each transfer in excess of 12 in a Policy Year.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The following table describes the fees and expenses that an owner will pay periodically during the time he or she owns the policy, not including the fees and expenses of the Portfolios.

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Policy Fee:

SINGLE LIFE POLICY	Monthly	$10 for Issue Ages 0–17; $0 for Issue Ages 18 and later	$10 for Issue Ages 0–17; $0 for Issue Ages 18 and later

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Cost of Insurance:[1]

SINGLE LIFE POLICY

Base Policy Cost of Insurance (Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $0.18 Maximum $1,000 Example[2] $2.67	Minimum $0.18 Maximum $1,000 Example[2] $1.22

LAST SURVIVOR POLICY

Base Policy Cost of Insurance (Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $1.20 ($0.36 in MD) Maximum $1,000 Example[3] $1.20	Minimum $0.20 Maximum $1,000 Example[3] $0.26

[1]

The Cost of Insurance charges vary based on Issue Age, gender (in most states), Underwriting Class, Policy Year, Policy Value, death benefit option, Face Amount, and whether the Policy is a single life or last survivor Policy. The charge generally increases as the Issue Age(s) increase. The Net Amount at Risk is equal to: the death benefit discounted for a month of interest minus the Policy Value on the Monthly Charge Date. The cost of insurance charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed cost of insurance charge applicable to Your Policy, and more detailed information concerning your cost of insurance charges is discussed in the “Charges and Deductions—Monthly Charge” section of this prospectus and is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insureds’ ages and Underwriting Classes, the death benefit option, Face Amount, planned Premiums, and requested Riders. Substandard classifications provide for higher rates with a maximum guaranteed annual rate of $1,000 per $1,000 of Net Amount at Risk and a maximum current annual rate of $1,000 per $1,000 of Net Amount at Risk.

[2]	Charge for a preferred non-tobacco underwriting risk Male insured with Issue Age of 46 and $750,000 of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk).
[3]

Charge for a preferred non-tobacco underwriting risk Male/Female couple with Issue Ages of 62 and $1.25 million of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk).

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Mortality and Expense Risk Charge	Daily, applied to total value in all Investment Accounts	Annual rate of 0.95% for Policy Years 1–20 and 0.35% for Policy Years 21 and later

Annual rate is4 :

• 0.95% if total value in all Investment Accounts is less than $100,000;

• 0.65% if total value in all Investment Accounts is from $100,000 to $500,000; and

• 0.35% if total value in all Investment Accounts is over $500,000.

Regardless of value, the annual rate will be 0.35% in Policy Years 21 and later.

Loan Interest Charge	Daily, charged against the Outstanding Loan Amount plus accrued interest	Annual rate of 5.00%[5]	Annual rate of 5.00%[5]

Extended Maturity Benefit		No Charge	No Charge

Reinstatement Interest Charge	Upon reinstatement of a lapsed Policy	6%, assessed against and added to unpaid Monthly Charges from the date the Policy lapsed to the date it is reinstated.	6%, assessed against and added to unpaid Monthly Charges from the date the Policy lapsed to the date it is reinstated.

Optional Charges:[7]

Accelerated Death Benefit Charge	At the time the accelerated death benefit is paid	$200.[8] In addition, the proceeds of the accelerated death benefit are discounted for 1 year of interest equal to the yield on a 90-day Treasury bill on the date we approve your application.	$0. In addition, the proceeds of the accelerated death benefit are discounted for 1 year of interest equal to the yield on a 90-day Treasury bill on the date we approve your application.

Charitable Giving Benefit Rider		No Charge	No Charge

Over loan Protection Endorsement		No Charge[9]	No Charge[9]

B-60	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Waiver of Monthly Charges Rider:

SINGLE LIFE POLICY	Monthly. (Rate is a percentage of the monthly COI deduction)	Minimum 3.00% Maximum 18.39% Example[3] 7.46%	Minimum 3.00% Maximum 18.39% Example[3] 7.46%

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Level Cost of Insurance (“COI”) Endorsement:

SINGLE LIFE POLICY	Monthly. (Cost of Insurance rate is an annual amount per $1,000 of the Net Amount at Risk.)	Minimum $0.26 Maximum $133.60 Example[10] $2.67	Minimum $0.26 Maximum $59.43 Example[10] $1.16

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Policy Split Rider:

SINGLE LIFE POLICY	Not Applicable	Not Applicable	Not Applicable

LAST SURVIVOR POLICY		No Charge	No Charge

Estate Transfer Protection Rider:

SINGLE LIFE POLICY	Not Applicable	Not Applicable	Not Applicable

LAST SURVIVOR POLICY

Cost of Insurance[1]

(Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $1.20 ($0.36 in MD) Maximum $1,000 Example[3] $1.20	Minimum $0.20 Maximum $1,000 Example[3] $0.26

[4]	The rate will be reviewed on each Monthly Charge Date. The value in the Fixed Account is not included.
[5]

The guaranteed maximum loan interest spread is therefore 0.65% annually. This is the maximum difference between the interest we charge You for a loan and the interest rate we credit on loan collateral held in the Loan Account. For a complete discussion of how loan interest is calculated, please see “Loans” and “Charges and Deductions—Loan Interest Charge.”

[6]

Your current loan interest spread will vary based upon your Policy Year. The loan interest spread for Policy Years 1–10 is 0.65% annually and the loan interest spread for Policy Years 11 and later is 0.20% annually. Due to the reduced loan interest spread, the tax consequences associated with loans outstanding after Policy Year 10 are unclear and a tax adviser should be consulted about these consequences.

[7]

These charges may vary based on the Issue Age(s) of the Insured(s), gender (in most states), Underwriting Class(es), Policy Value, Policy Year, Face Amount, death benefit option, Net Amount at Risk, and whether the Policy is a single life or last survivor Policy. The charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed charges applicable to Your Policy, and more detailed information concerning Your charges is available upon request from our Administrative Office.

[8]	This amount may be lower depending on the laws of your state.
[9]	There is no specific charge but the Policy Value will be reduced when the Overloan conditions are met.
[10]

Charge for a preferred non-tobacco underwriting risk Male insured with Issue Age of 46 and $750,000 of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk), under a 10-year option.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. TIAA-CREF Life provides all administrative services for the Sub-Accounts. TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA, performs distribution functions for the contracts pursuant to a Principal Underwriting and Administrative Services Agreement.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the period or year ended December 31, 2020 were as follows:

Sub-Accounts	Purchases	Sales

TIAA-CREF Life Balanced	$1,301,043	$338,627

TIAA-CREF Life Core Bond	2,471,099	2,825,461

TIAA-CREF Life Growth Equity	6,515,349	4,930,690

TIAA-CREF Life Growth & Income	2,293,312	1,701,703

TIAA-CREF Life International Equity	4,050,777	3,686,520

TIAA-CREF Life Large-Cap Value	3,303,564	3,071,720

TIAA-CREF Life Money Market	10,537,863	14,943,727

TIAA-CREF Life Real Estate	4,764,545	3,402,921

TIAA-CREF Life Small Cap Equity	1,494,483	1,362,870

TIAA-CREF Life Social Choice Equity	597,816	379,640

TIAA-CREF Life Stock Index	31,331,239	21,595,925

Calamos Growth & Income Portfolio	29,654	203,391

ClearBridge Variable Aggressive Growth Portfolio—Class I	1,131,183	822,702

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

Sub-Accounts	Purchases	Sales

ClearBridge Variable Small Cap Growth Portfolio—Class I	$1,941,582	$1,379,794

Credit Suisse Trust-Commodity Return Strategy Portfolio	81,204	11,908

Delaware VIP Diversified Income Series—Standard Class	1,902,655	1,421,754

Delaware VIP International Value Equity Series—Standard Class	1,238,417	3,892,039

Delaware VIP Small Cap Value Series—Standard Class	1,361,836	1,174,371

DFA VA Equity Allocation Portfolio	7,591,743	7,105,765

DFA VA Global Bond Portfolio	1,676,973	1,379,085

DFA VA Global Moderate Allocation Portfolio	2,767,060	2,562,799

DFA VA International Small Portfolio	3,167,365	3,364,531

DFA VA International Value Portfolio	7,620,007	5,672,867

DFA VA Short-Term Fixed Portfolio	1,566,137	1,325,697

DFA VA US Large Value Portfolio	6,556,622	6,560,806

DFA VA US Targeted Value Portfolio	4,397,205	4,033,122

DFA VIT Inflation Protected Securities Portfolio	1,099,951	898,755

Franklin Income VIP Fund—Class 1	321,077	474,950

Franklin Mutual Shares VIP Fund—Class 1	281,135	129,423

Franklin Small-Mid Cap Growth VIP Fund—Class 1	2,198,589	805,507

Janus Henderson Forty Portfolio—Institutional Shares	2,913,539	2,344,413

Janus Henderson Mid Cap Value Portfolio—Institutional Shares	519,036	921,323

Janus Henderson Overseas Portfolio—Institutional Shares	273,703	304,718

John Hancock Emerging Markets Value Trust	2,739,783	2,067,038

Matson Money Fixed Income VI Portfolio	919,442	955,268

Matson Money International Equity VI Portfolio	1,024,106	916,613

Matson Money US Equity VI Portfolio	1,312,201	1,221,466

MFS Global Equity Series—Initial Class	1,649,466	839,120

MFS Growth Series—Initial Class	76,416	80,586

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class	573,787	749,815

MFS Utilities Series—Initial Class	286,803	231,134

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	898,504	1,037,117

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	298,979	365,290

PIMCO VIT All Asset Portfolio—Institutional Class	310,014	350,581

PIMCO VIT Commodity Real Return Strategy Portfolio-Institutional Class	220,439	164,642

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	988,611	711,288

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	531,723	568,342

PIMCO VIT Real Return Portfolio—Institutional Class	2,392,096	2,343,774

PVC Equity Income Account—Class 1	2,959,568	1,854,646

PVC MidCap Account—Class 1	462,583	613,516

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	557,479	524,219

Prudential Series Fund—Natural Resources Portfolio—Class II	134,760	373,472

Prudential Series Fund—Value Portfolio—Class II	33,274	30,788

Royce Capital Fund Micro-Cap Portfolio—Investment Class	277,032	163,481

Royce Capital Fund Small-Cap Portfolio—Investment Class	471,322	451,955

T. Rowe Price® Health Sciences Portfolio I	1,559,679	1,340,806

T. Rowe Price® Limited-Term Bond Portfolio	627,380	606,821

Templeton Developing Markets VIP Fund—Class 1	2,017,512	1,697,697

Vanguard VIF Capital Growth Portfolio	2,182,365	2,209,909

Vanguard VIF Equity Index Portfolio	14,403,445	10,755,551

Vanguard VIF High Yield Bond Portfolio	1,599,027	1,533,346

Vanguard VIF Mid-Cap Index Portfolio	6,241,609	4,510,990

Vanguard VIF Real Estate Index Portfolio	3,063,697	2,277,652

Vanguard VIF Small Company Growth Portfolio	2,353,208	1,915,161

Vanguard VIF Total Bond Market Index Portfolio	10,723,761	4,717,487

Delaware VIP International Series—Standard Class	3,123,292	62,020

VY® Clarion Global Real Estate Portfolio—Class I	249,703	248,061

Wanger International	880,714	840,781

Wanger Select	863,583	708,774

Wanger USA	590,111	480,614

Western Asset Variable Global High Yield Bond Portfolio—Class I	387,966	370,194

B-62	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

Note 5—condensed financial information

					For the year ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

TIAA-CREF Life Balanced Sub-Account
2020	75	$34.22 to $35.44	$38.69 to $40.32	$2,999	2.32%	0.35% to 0.95%	13.08% to 13.76%
2019	51	$29.07 to $29.94	$34.22 to $35.44	$1,780	2.31%	0.36% to 0.95%	17.69% to 18.40%
2018	44	$31.05 to $31.78	$29.07 to $29.94	$1,305	0.02%	0.35% to 0.96%	(6.37)% to (5.80)%
2017	44	$27.54 to $28.02	$31.05 to $31.78	$1,371	0.00%	0.35% to 0.95%	12.75% to 13.42%
2016	54	$26.19 to $26.49	$27.54 to $28.02	$1,510	2.45%	0.35% to 0.95%	5.14% to 5.77%

TIAA-CREF Life Core Bond Sub-Account
2020	94	$38.27 to $41.65	$40.88 to $44.76	$4,023	2.97%	0.35% to 0.95%	6.84% to 7.48%
2019	105	$35.29 to $38.18	$38.27 to $41.65	$4,176	2.92%	0.35% to 0.95%	8.44% to 9.09%
2018	108	$35.91 to $38.62	$35.29 to $38.18	$3,976	2.29%	0.35% to 0.96%	(1.73)% to (1.14)%
2017	120	$34.68 to $37.07	$35.91 to $38.62	$4,501	0.02%	0.35% to 0.95%	3.56% to 4.18%
2016	94	$33.59 to $35.69	$34.68 to $37.07	$3,394	2.93%	0.35% to 0.95%	3.25% to 3.87%

TIAA-CREF Life Growth Equity Sub-Account
2020	149	$51.60 to $57.72	$73.58 to $82.85	$11,921	0.34%	0.30% to 0.95%	42.61% to 43.53%
2019	134	$39.85 to $44.28	$51.60 to $57.72	$7,453	0.43%	0.30% to 0.95%	29.49% to 30.34%
2018	141	$40.31 to $44.51	$39.85 to $44.28	$6,052	0.35%	0.30% to 0.95%	(1.16)% to (0.51)%
2017	143	$30.25 to $32.30	$40.31 to $44.51	$6,176	0.00%	0.30% to 0.95%	33.27% to 34.14%
2016	138	$30.83 to $33.61	$30.25 to $33.18	$4,436	0.57%	0.30% to 0.95%	(1.89)% to (1.26)%

TIAA-CREF Life Growth & Income Sub-Account
2020	97	$74.17 to $86.16	$88.49 to $103.46	$9,437	1.31%	0.30% to 0.95%	19.30% to 20.08%
2019	95	$57.56 to $66.42	$74.17 to $86.16	$7,686	1.01%	0.30% to 0.95%	28.87% to 29.71%
2018	103	$62.65 to $71.83	$57.56 to $66.42	$6,470	0.88%	0.30% to 0.96%	(8.13)% to (7.53)%
2017	105	$51.04 to $58.14	$62.65 to $71.83	$7,183	0.00%	0.30% to 0.95%	22.74% to 23.54%
2016	145	$47.45 to $53.70	$51.04 to $58.14	$7,989	1.30%	0.30% to 0.95%	7.57% to 8.27%

TIAA-CREF Life International Equity Sub-Account
2020	308	$29.86 to $35.25	$34.11 to $40.53	$11,410	1.67%	0.30% to 0.95%	14.25% to 14.94%
2019	299	$24.49 to $28.72	$29.86 to $35.25	$9,635	2.10%	0.30% to 0.95%	21.91% to 22.70%
2018	288	$32.36 to $37.70	$24.49 to $28.72	$7,582	1.04%	0.30% to 0.96%	(24.31)% to (23.81)%
2017	302	$24.56 to $28.43	$32.36 to $37.70	$10,482	1.17%	0.30% to 0.95%	31.73% to 32.58%
2016	318	$24.54 to $28.22	$24.56 to $28.43	$8,299	1.72%	0.30% to 0.95%	0.10% to 0.75%

TIAA-CREF Life Large-Cap Value Sub-Account
2020	44	$73.40 to $79.89	$75.62 to $82.80	$3,523	2.04%	0.35% to 0.95%	3.02% to 3.64%
2019	41	$57.59 to $62.31	$73.40 to $79.89	$3,166	1.75%	0.35% to 0.95%	27.45% to 28.21%
2018	45	$67.71 to $72.81	$57.59 to $62.31	$2,675	1.40%	0.35% to 0.96%	(14.95)% to (14.43)%
2017	45	$60.85 to $65.04	$67.71 to $72.81	$3,161	0.00%	0.35% to 0.95%	11.29% to 11.95%
2016	45	$51.73 to $54.97	$60.85 to $65.04	$2,807	1.67%	0.35% to 0.95%	17.62% to 18.32%

TIAA-CREF Life Money Market Sub-Account
2020	10,547	$1.04 to $1.13	$1.03 to $1.13	$11,317	0.48%	0.35% to 0.95%	(0.54)% to 0.06%
2019	14,488	$1.03 to $1.11	$1.04 to $1.13	$15,723	2.05%	0.35% to 0.95%	1.13% to 1.73%
2018	12,662	$1.02 to $1.09	$1.03 to $1.11	$13,511	1.74%	0.35% to 0.96%	0.75% to 1.36%
2017	10,360	$1.02 to $1.09	$1.02 to $1.09	$10,871	0.74%	0.35% to 0.95%	(0.21)% to 0.40%
2016	10,619	$1.03 to $1.09	$1.02 to $1.09	$11,140	0.29%	0.35% to 0.94%	(0.66)% to (0.06)%

TIAA-CREF Life Real Estate Securities Sub-Account
2020	60	$79.15 to $86.14	$79.40 to $86.93	$5,052	2.38%	0.35% to 0.95%	0.31% to 0.91%
2019	48	$60.84 to $65.82	$79.15 to $86.14	$3,987	2.05%	0.35% to 0.95%	30.09% to 30.88%
2018	46	$64.14 to $68.97	$60.84 to $65.82	$2,905	2.01%	0.35% to 0.96%	(5.14)% to (4.56)%
2017	47	$57.65 to $61.62	$64.14 to $68.97	$3,093	0.00%	0.35% to 0.95%	11.26% to 11.92%
2016	57	$55.98 to $59.48	$57.65 to $61.62	$3,396	2.69%	0.35% to 0.94%	2.98% to 3.60%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

						For the year ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

TIAA-CREF Life Small-Cap Equity Sub-Account
2020		30	$78.52 to $85.46	$87.73 to $96.06	$2,761	0.86%	0.35% to 0.95%	11.73% to 12.41%
2019		29	$64.07 to $69.31	$78.52 to $85.46	$2,351	0.57%	0.35% to 0.95%	22.55% to 23.29%
2018		27	$73.54 to $79.08	$64.07 to $69.31	$1,794	0.59%	0.35% to 0.96%	(12.88)% to (12.36)%
2017		31	$64.62 to $69.07	$73.54 to $79.08	$2,342	0.00%	0.35% to 0.95%	13.81% to 14.50%
2016		40	$54.42 to $57.82	$64.62 to $69.07	$2,656	0.96%	0.35% to 0.94%	18.74% to 19.45%

TIAA-CREF Life Social Choice Equity Sub-Account
2020		32	$68.18 to $81.97	$81.36 to $98.44	$2,855	1.64%	0.30% to 0.95%	19.33% to 20.11%
2019		31	$52.39 to $62.57	$68.18 to $81.97	$2,330	1.58%	0.30% to 0.95%	16.11% to 30.99%
2018		34	$56.00 to $66.45	$52.39 to $62.57	$1,982	1.73%	0.30% to 0.96%	(6.44)% to (5.83)%
2017		32	$46.74 to $55.10	$56.00 to $66.45	$2,002	0.01%	0.30% to 0.95%	19.82% to 20.60%
2016		33	$41.63 to $48.76	$46.74 to $55.10	$1,731	2.37%	0.30% to 0.94%	12.28% to 13.01%

TIAA-CREF Life Stock Index Sub-Account
2020		843	$82.38 to $102.03	$98.54 to $122.85	$88,414	1.76%	0.30% to 0.95%	19.62% to 20.40%
2019		747	$63.57 to $78.23	$82.38 to $102.03	$65,004	1.72%	0.30% to 0.95%	29.58% to 30.42%
2018		582	$67.76 to $82.84	$63.57 to $78.23	$39,095	1.60%	0.30% to 0.96%	(6.18)% to (5.56)%
2017		539	$56.52 to $68.66	$67.76 to $82.84	$38,816	0.00%	0.30% to 0.95%	19.87% to 20.65%
2016		474	$50.63 to $61.10	$56.52 to $68.66	$28,462	2.34%	0.30% to 0.95%	11.65% to 12.38%

Calamos Growth & Income Portfolio Sub-Account
2020		8	$31.59 to $32.95	$38.31 to $40.08	$294	0.46%	0.65% to 0.95%	21.27% to 21.64%
2019		13	$25.40 to $27.47	$31.59 to $32.95	$436	1.51%	0.65% to 0.95%	24.37% to 24.75%
2018		18	$26.82 to $28.84	$25.40 to $27.47	$483	1.29%	0.35% to 0.95%	(5.30)% to (4.72)%
2017		18	$23.44 to $25.05	$26.82 to $28.84	$507	0.82%	0.35% to 0.95%	14.42% to 15.11%
2016		22	$22.25 to $23.64	$23.44 to $25.05	$531	2.17%	0.35% to 0.94%	5.32% to 5.95%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2020		114	$24.61 to $26.55	$28.77 to $31.23	$3,439	0.84%	0.35% to 0.95%	16.90% to 17.61%
2019		113	$19.86 to $21.30	$24.61 to $26.55	$2,914	1.02%	0.35% to 0.95%	23.89% to 24.64%
2018		108	$21.88 to $23.33	$19.86 to $21.30	$2,239	0.63%	0.35% to 0.96%	(9.22)% to (8.67)%
2017		92	$18.99 to $20.13	$21.88 to $23.33	$2,084	0.56%	0.35% to 0.95%	15.19% to 15.88%
2016		76	$18.95 to $19.96	$18.99 to $20.13	$1,490	0.61%	0.35% to 0.94%	0.25% to 0.85%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2020		22	$48.03 to $52.21	$68.15 to $74.54	$1,585	0.00%	0.35% to 0.95%	41.91% to 42.76%
2019		13	$38.22 to $41.30	$48.03 to $52.21	$647	0.00%	0.35% to 0.95%	25.67% to 26.43%
2018		13	$37.30 to $40.07	$38.22 to $41.30	$512	0.00%	0.35% to 0.96%	2.45% to 3.07%
2017		10	$30.30 to $32.36	$37.30 to $40.07	$391	0.00%	0.35% to 0.95%	23.09% to 23.83%
2016		9	$28.91 to $30.69	$30.30 to $32.36	$294	0.00%	0.35% to 0.94%	4.81% to 5.43%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2020		6	$15.91 to $16.21	$15.53 to $15.87	$87	5.49%	0.65% to 0.95%	(2.41)% to (2.12)%
2019		1	$15.06 to $15.29	$15.91 to $16.21	$17	0.87%	0.65% to 0.95%	5.68% to 6.00%
2018		1	$17.21 to $17.64	$15.06 to $15.29	$15	3.02%	0.65% to 0.95%	(12.50)% to (12.23)%
2017		3	$17.11 to $17.27	$17.21 to $17.64	$51	4.18%	0.65% to 0.95%	0.56% to 0.86%
2016		0^	$15.42	$17.11 to $17.27	$9	0.00%	0.94%	10.96% to 11.30%

Delaware VIP Diversified Income Series—Standard Class Sub-Account
2020		187	$16.76 to $18.22	$18.43 to $20.16	$3,660	2.80%	0.35% to 0.95%	9.99% to 10.65%
2019		167	$15.32 to $16.56	$16.76 to $18.22	$2,934	2.67%	0.35% to 0.95%	9.39% to 10.05%
2018		124	$15.80 to $16.98	$15.32 to $16.56	$1,984	3.26%	0.35% to 0.96%	(3.06)% to (2.47)%
2017		136	$15.16 to $16.19	$15.80 to $16.98	$2,253	2.56%	0.35% to 0.95%	4.23% to 4.86%
2016		126	$14.79 to $15.70	$15.16 to $16.19	$1,986	3.56%	0.35% to 0.95%	2.55% to 3.16%

Delaware VIP International Series—Standard Class Sub-Account
2020	(u)	109	$26.58 to $29.06	$27.05 to $29.58	$3,117	0.00%	0.41% to 1.12%	1.17% to 1.20%

B-64	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

						For the year ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2020		42	$78.23 to $85.06	$76.02 to $83.15	$3,374	1.34%	0.35% to 0.95%	(2.83)% to (2.25)%
2019		41	$61.63 to $66.61	$78.23 to $85.06	$3,411	1.05%	0.35% to 0.95%	26.93% to 27.69%
2018		39	$74.71 to $80.26	$61.63 to $66.61	$2,520	0.83%	0.35% to 0.96%	(17.51)% to (17.01)%
2017		37	$67.31 to $71.88	$74.71 to $80.26	$2,857	0.81%	0.35% to 0.95%	10.99% to 11.66%
2016		36	$51.71 to $54.89	$67.31 to $71.88	$2,513	0.89%	0.35% to 0.95%	30.17% to 30.95%

DFA VA Equity Allocation Portfolio Sub-Account
2020		434	$30.46 to $30.92	$33.84 to $34.56	$14,918	1.78%	0.35% to 0.95%	11.10% to 11.77%
2019		420	$24.42 to $24.64	$30.46 to $30.92	$12,929	1.90%	0.35% to 0.95%	24.72% to 25.47%
2018		385	$27.77 to $27.85	$24.42 to $24.64	$9,466	2.34%	0.35% to 0.96%	(12.04)% to (11.50)%
2017	(s)	141	$25.52	$27.77 to $27.85	$3,931	7.95%	0.33% to 0.92%	8.61% to 8.82%

DFA VA Global Bond Portfolio Sub-Account
2020		129	$27.40 to $28.69	$27.54 to $29.01	$3,655	0.03%	0.35% to 0.95%	0.50% to 1.10%
2019		118	$26.55 to $27.64	$27.40 to $28.69	$3,307	2.86%	0.35% to 0.95%	3.20% to 3.82%
2018		101	$26.35 to $27.26	$26.55 to $27.64	$2,745	4.37%	0.35% to 0.96%	0.78% to 1.39%
2017		92	$26.05 to $26.79	$26.35 to $27.26	$2,471	2.02%	0.35% to 0.95%	1.15% to 1.76%
2016		65	$25.85 to $26.43	$26.05 to $26.79	$1,728	1.75%	0.35% to 0.95%	0.77% to 1.37%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2020		181	$33.62 to $34.88	$37.06 to $38.68	$6,880	1.24%	0.35% to 0.95%	10.24% to 10.90%
2019		182	$28.73 to $29.63	$33.62 to $34.88	$6,247	2.46%	0.35% to 0.95%	17.01% to 17.71%
2018		175	$31.15 to $31.94	$28.73 to $29.63	$5,112	2.43%	0.35% to 0.96%	(7.78)% to (7.22)%
2017		150	$27.45 to $27.98	$31.15 to $31.94	$4,725	2.04%	0.35% to 0.95%	13.48% to 14.16%
2016		117	$25.41 to $25.74	$27.45 to $27.98	$3,247	1.81%	0.35% to 0.94%	8.04% to 8.69%

DFA VA International Small Portfolio Sub-Account
2020		151	$42.48 to $44.48	$46.04 to $48.49	$7,179	2.12%	0.35% to 0.95%	8.38% to 9.03%
2019		161	$34.61 to $36.02	$42.48 to $44.48	$7,053	2.93%	0.35% to 0.95%	22.73% to 23.47%
2018		143	$43.56 to $45.06	$34.61 to $36.02	$5,064	1.72%	0.35% to 0.96%	(20.54)% to (20.05)%
2017		119	$33.84 to $34.80	$43.56 to $45.06	$5,301	2.85%	0.35% to 0.95%	28.72% to 29.49%
2016		92	$32.15 to $32.87	$33.84 to $34.80	$3,151	2.65%	0.35% to 0.94%	5.23% to 5.86%

DFA VA International Value Portfolio Sub-Account
2020		401	$35.00 to $36.65	$34.06 to $35.88	$14,088	2.63%	0.35% to 0.95%	(2.69)% to (2.11)%
2019		342	$30.50 to $31.74	$35.00 to $36.65	$12,314	4.34%	0.35% to 0.95%	14.76% to 15.45%
2018		232	$37.14 to $38.42	$30.50 to $31.74	$7,251	2.93%	0.35% to 0.96%	(17.87)% to (17.38)%
2017		174	$29.80 to $30.65	$37.14 to $38.42	$6,597	3.28%	0.35% to 0.95%	24.62% to 25.37%
2016		119	$27.57 to $28.19	$29.80 to $30.65	$3,608	3.80%	0.35% to 0.94%	8.08% to 8.73%

DFA VA Short-Term Fixed Portfolio Sub-Account
2020		164	$24.91 to $26.08	$24.82 to $26.15	$4,233	0.60%	0.35% to 0.95%	(0.35)% to 0.25%
2019		155	$24.53 to $25.53	$24.91 to $26.08	$3,993	2.40%	0.35% to 0.95%	1.55% to 2.16%
2018		145	$24.33 to $25.17	$24.53 to $25.53	$3,661	1.74%	0.35% to 0.96%	0.81% to 1.42%
2017		111	$24.36 to $25.05	$24.33 to $25.17	$2,782	1.11%	0.35% to 0.95%	(0.12)% to 0.48%
2016		61	$24.40 to $24.94	$24.36 to $25.05	$1,527	0.69%	0.35% to 0.95%	(0.16)% to 0.44%

DFA VA US Large Value Portfolio Sub-Account
2020		216	$58.83 to $61.60	$57.47 to $60.54	$12,823	2.24%	0.35% to 0.95%	(2.31)% to (1.72)%
2019		220	$47.22 to $49.14	$58.83 to $61.60	$13,314	2.31%	0.35% to 0.95%	24.60% to 25.35%
2018		204	$54.24 to $56.11	$47.22 to $49.14	$9,854	2.42%	0.35% to 0.96%	(12.95)% to (12.42)%
2017		175	$45.98 to $47.29	$54.24 to $56.11	$9,699	2.16%	0.35% to 0.95%	17.96% to 18.67%
2016		122	$39.05 to $39.92	$45.98 to $47.29	$5,716	2.47%	0.35% to 0.94%	17.75% to 18.46%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

						For the year ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

DFA VA US Targeted Value Portfolio Sub-Account
2020		143	$51.78 to $54.21	$53.33 to $56.18	$7,894	1.90%	0.35% to 0.95%	3.00% to 3.62%
2019		134	$42.65 to $44.39	$51.78 to $54.21	$7,154	1.64%	0.35% to 0.95%	21.40% to 22.13%
2018		116	$51.18 to $52.95	$42.65 to $44.39	$5,084	1.00%	0.35% to 0.96%	(16.67)% to (16.17)%
2017		102	$47.07 to $48.41	$51.18 to $52.95	$5,346	1.11%	0.35% to 0.95%	8.73% to 9.38%
2016		88	$37.27 to $38.10	$47.07 to $48.41	$4,235	1.26%	0.35% to 0.94%	26.29% to 27.05%

DFA VIT Inflation Protected Securities Portfolio Sub-Account
2020		33	$26.40 to $26.97	$29.22 to $30.02	$979	1.26%	0.35% to 0.95%	10.66% to 11.33%
2019		26	$24.58 to $24.95	$26.40 to $26.97	$704	1.74%	0.35% to 0.95%	7.43% to 8.08%
2018		24	$25.15 to $25.38	$24.58 to $24.95	$603	2.23%	0.35% to 0.95%	(2.27)% to (1.68)%
2017		22	$24.58 to $24.66	$25.15 to $25.38	$562	2.58%	0.35% to 0.95%	2.29% to 2.91%
2016	(r)	21	$25.00	$24.58 to $24.66	$514	26.48%	0.35% to 0.95%	(3.33)% to 1.20%

Franklin Income VIP Fund—Class 1 Sub-Account
2020		26	$32.98 to $35.90	$32.99 to $36.12	$893	5.17%	0.35% to 0.95%	0.02% to 0.62%
2019		32	$28.60 to $30.94	$32.98 to $35.90	$1,118	5.04%	0.35% to 0.95%	15.32% to 16.01%
2018		25	$30.11 to $32.37	$28.60 to $30.94	$732	4.82%	0.35% to 0.96%	(5.00)% to (4.43)%
2017		23	$27.65 to $29.55	$30.11 to $32.37	$713	4.36%	0.35% to 0.95%	8.91% to 9.56%
2016		29	$24.41 to $25.93	$27.65 to $29.55	$825	5.30%	0.35% to 0.94%	13.26% to 13.94%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2020		26	$37.14 to $40.42	$35.00 to $38.32	$951	3.27%	0.35% to 0.95%	(5.75)% to (5.18)%
2019		23	$30.50 to $33.00	$37.14 to $40.42	$877	1.94%	0.65% to 0.95%	21.76% to 22.49%
2018		26	$33.79 to $36.33	$30.50 to $33.00	$817	2.60%	0.35% to 0.95%	(9.72)% to (9.18)%
2017		29	$31.40 to $33.56	$33.79 to $36.33	$1,020	2.48%	0.35% to 0.95%	7.61% to 8.26%
2016		29	$27.24 to $28.94	$31.40 to $33.56	$924	2.46%	0.35% to 0.95%	15.26% to 15.95%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2020		34	$57.26 to $62.26	$88.21 to $96.49	$3,157	0.00%	0.35% to 0.95%	54.05% to 54.98%
2019		18	$43.86 to $47.40	$57.26 to $62.26	$1,063	0.00%	0.35% to 0.95%	30.56% to 31.34%
2018		14	$46.69 to $50.15	$43.86 to $47.40	$640	0.00%	0.35% to 0.95%	(6.06)% to (5.49)%
2017		11	$38.71 to $41.34	$46.69 to $50.15	$553	0.00%	0.35% to 0.95%	20.60% to 21.32%
2016		16	$37.43 to $39.74	$38.71 to $41.34	$625	0.00%	0.35% to 0.94%	3.42% to 4.04%

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2020		21	$109.34 to $118.98	$150.98 to $165.28	$3,279	0.28%	0.35% to 0.95%	38.08% to 38.91%
2019		18	$80.48 to $87.05	$109.34 to $118.98	$2,057	0.16%	0.35% to 0.95%	35.86% to 36.68%
2018		18	$79.67 to $85.66	$80.48 to $87.05	$1,455	0.00%	0.35% to 0.95%	1.01% to 1.62%
2017		19	$61.72 to $65.96	$79.67 to $85.66	$1,526	0.00%	0.35% to 0.95%	29.09% to 29.86%
2016		30	$60.97 to $64.77	$61.72 to $65.96	$1,910	0.00%	0.35% to 0.94%	1.23% to 1.84%

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2020		28	$40.63 to $44.22	$39.88 to $43.66	$1,177	1.08%	0.35% to 0.95%	(1.86)% to (1.27)%
2019		40	$31.47 to $34.04	$40.63 to $44.22	$1,700	1.25%	0.35% to 0.95%	29.12% to 29.90%
2018		31	$36.79 to $39.55	$31.47 to $34.04	$1,027	1.04%	0.35% to 0.96%	(14.45)% to (13.94)%
2017		44	$32.60 to $34.84	$36.79 to $39.55	$1,699	0.81%	0.35% to 0.95%	12.86% to 13.54%
2016		45	$27.64 to $29.37	$32.60 to $34.84	$1,520	1.20%	0.35% to 0.94%	17.91% to 18.61%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2020		7	$59.46 to $64.71	$68.50 to $74.99	$480	1.33%	0.35% to 0.95%	15.20% to 15.89%
2019		7	$47.26 to $51.12	$59.46 to $64.71	$446	1.93%	0.35% to 0.95%	25.82% to 26.57%
2018		7	$56.09 to $60.31	$47.26 to $51.12	$361	1.75%	0.35% to 0.96%	(15.75)% to (15.24)%
2017		8	$43.19 to $46.16	$56.09 to $60.31	$440	1.67%	0.35% to 0.95%	29.88% to 30.66%
2016		13	$46.61 to $49.52	$43.19 to $46.16	$582	4.62%	0.35% to 0.94%	(7.33)% to (6.78)%

B-66	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

					For the year ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

John Hancock Emerging Markets Value Trust Sub-Account
2020	161	$29.46 to $30.36	$30.26 to $31.38	$4,990	2.63%	0.35% to 0.95%	2.74% to 3.36%
2019	137	$26.82 to $27.48	$29.46 to $30.36	$4,122	3.52%	0.35% to 0.95%	9.84% to 10.50%
2018	90	$31.29 to $31.87	$26.82 to $27.48	$2,433	2.92%	0.35% to 0.96%	(14.30)% to (13.78)%
2017	71	$23.81 to $24.11	$31.29 to $31.87	$2,247	2.05%	0.62% to 0.95%	31.43% to 32.21%
2016	38	$20.36 to $20.42	$23.81 to $24.11	$910	4.93%	0.62% to 0.95%	16.97% to 17.67%

Matson Money Fixed Income VI Portfolio Sub-Account
2020	57	$25.24 to $26.14	$25.81 to $26.89	$1,513	0.66%	0.35% to 0.95%	2.25% to 2.87%
2019	59	$24.38 to $25.10	$25.24 to $26.14	$1,513	1.99%	0.35% to 0.95%	3.54% to 4.16%
2018	44	$24.47 to $25.04	$24.38 to $25.10	$1,094	2.27%	0.35% to 0.96%	(0.36)% to 0.24%
2017	42	$24.49 to $24.70	$24.47 to $25.04	$1,046	0.98%	0.35% to 0.95%	(0.09)% to 0.51%
2016	28	$24.54 to $24.68	$24.49 to $24.70	$678	0.62%	0.65% to 0.94%	(0.21)% to 0.09%

Matson Money International Equity VI Portfolio Sub-Account
2020	62	$27.38 to $28.36	$27.82 to $28.99	$1,775	1.69%	0.35% to 0.95%	1.60% to 2.21%
2019	58	$23.55 to $24.25	$27.38 to $28.36	$1,633	2.73%	0.35% to 0.95%	16.25% to 16.95%
2018	39	$29.47 to $30.16	$23.55 to $24.25	$939	1.83%	0.35% to 0.96%	(20.08)% to (19.60)%
2017	29	$23.39 to $23.59	$29.47 to $30.16	$876	2.13%	0.35% to 0.95%	25.98% to 26.74%
2016	17	$21.93 to $22.05	$23.39 to $23.59	$403	2.82%	0.65% to 0.95%	6.69% to 7.01%

Matson Money U.S. Equity VI Portfolio Sub-Account
2020	58	$35.75 to $37.04	$37.40 to $38.97	$2,227	1.13%	0.35% to 0.95%	4.60% to 5.23%
2019	57	$29.42 to $30.29	$35.75 to $37.04	$2,067	1.03%	0.35% to 0.95%	21.53% to 22.26%
2018	40	$33.87 to $34.66	$29.42 to $30.29	$1,188	1.00%	0.35% to 0.96%	(13.14)% to (12.61)%
2017	34	$30.17 to $30.43	$33.87 to $34.66	$1,157	1.17%	0.35% to 0.95%	12.26% to 12.93%
2016	19	$25.26 to $25.40	$30.17 to $30.43	$585	1.07%	0.65% to 0.94%	19.44% to 19.80%

MFS Global Equity Series—Initial Class Sub-Account
2020	66	$35.18 to $38.25	$39.48 to $43.18	$2,807	1.15%	0.35% to 0.95%	12.22% to 12.89%
2019	47	$27.20 to $29.40	$35.18 to $38.25	$1,734	1.13%	0.35% to 0.95%	29.34% to 30.11%
2018	49	$30.43 to $32.69	$27.20 to $29.40	$1,412	0.94%	0.35% to 0.96%	(10.60)% to (10.06)%
2017	52	$24.76 to $26.44	$30.43 to $32.69	$1,661	0.86%	0.35% to 0.95%	22.90% to 23.64%
2016	45	$23.28 to $24.71	$24.76 to $26.44	$1,155	1.00%	0.35% to 0.94%	6.33% to 6.97%

MFS Growth Series—Initial Class Sub-Account
2020	2	$77.86 to $84.74	$101.70 to $111.35	$167	0.00%	0.35% to 0.95%	30.61% to 31.40%
2019	2	$56.90 to $61.56	$77.86 to $84.74	$142	0.00%	0.35% to 0.94%	36.84% to 37.67%
2018	7	$55.95 to $60.17	$56.90 to $61.56	$404	0.09%	0.35% to 0.95%	1.69% to 2.31%
2017	7	$42.99 to $45.95	$55.95 to $60.17	$401	0.11%	0.35% to 0.95%	30.17% to 30.95%
2016	7	$42.36 to $45.01	$42.99 to $45.95	$306	0.03%	0.35% to 0.94%	1.48% to 2.09%

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account
2020	25	$33.77 to $36.72	$40.98 to $44.83	$1,053	0.41%	0.35% to 0.95%	21.37% to 22.10%
2019	32	$24.36 to $26.33	$33.77 to $36.72	$1,132	0.51%	0.35% to 0.95%	38.63% to 39.46%
2018	23	$24.39 to $26.21	$24.36 to $26.33	$579	0.61%	0.35% to 0.95%	(0.15)% to 0.46%
2017	20	$19.18 to $20.48	$24.39 to $26.21	$507	0.63%	0.35% to 0.95%	27.22% to 27.98%
2016	30	$18.25 to $19.37	$19.18 to $20.48	$593	0.61%	0.35% to 0.94%	5.08% to 5.71%

MFS Utilities Series—Initial Class Sub-Account
2020	11	$70.44 to $76.66	$73.89 to $80.91	$827	2.52%	0.35% to 0.95%	4.90% to 5.53%
2019	10	$56.86 to $61.51	$70.44 to $76.66	$766	4.01%	0.35% to 0.95%	23.89% to 24.63%
2018	10	$56.80 to $61.08	$56.86 to $61.51	$595	1.17%	0.35% to 0.96%	0.10% to 0.70%
2017	9	$49.94 to $53.38	$56.80 to $61.08	$525	4.59%	0.35% to 0.95%	13.75% to 14.43%
2016	8	$45.23 to $48.05	$49.94 to $53.38	$427	3.75%	0.35% to 0.94%	10.42% to 11.08%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-67

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

						For the year ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2020		69	$32.35 to $35.19	$31.21 to $34.14	$2,271	1.18%	0.35% to 0.95%	(3.54)% to (2.96)%
2019		75	$27.98 to $30.25	$32.35 to $35.19	$2,550	0.66%	0.35% to 0.95%	15.64% to 16.34%
2018		82	$33.34 to $35.82	$27.98 to $30.25	$2,421	0.67%	0.35% to 0.96%	(16.08)% to (15.57)%
2017		73	$28.83 to $30.80	$33.34 to $35.82	$2,538	0.89%	0.35% to 0.95%	15.64% to 16.33%
2016		75	$25.05 to $26.60	$28.83 to $30.80	$2,272	0.69%	0.35% to 0.94%	15.07% to 15.76%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2020		6	$45.53 to $49.52	$53.92 to $59.00	$312	0.55%	0.35% to 0.95%	18.43% to 19.14%
2019	(w)	7	$41.88 to $45.37	$45.53 to $47.48	$347	0.57%	0.35% to 0.95%	9.89% to 10.33%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2020		26	$19.94 to $20.80	$21.37 to $22.36	$567	5.02%	0.65% to 0.95%	7.15% to 7.47%
2019		30	$17.99 to $19.46	$19.94 to $20.80	$609	2.92%	0.65% to 0.95%	10.86% to 11.19%
2018		42	$19.16 to $20.60	$17.99 to $19.46	$786	3.41%	0.35% to 0.96%	(6.10)% to (5.54)%
2017		46	$17.00 to $18.17	$19.16 to $20.60	$914	4.71%	0.35% to 0.95%	12.70% to 13.37%
2016		51	$15.18 to $16.12	$17.00 to $18.17	$904	2.73%	0.35% to 0.94%	12.01% to 12.68%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2020		26	$16.28 to $16.89	$16.36 to $17.08	$442	6.53%	0.35% to 0.95%	.54% to 1.15%
2019		25	$14.72 to $15.18	$16.28 to $16.89	$405	4.69%	0.35% to 0.95%	10.58% to 11.24%
2018		27	$17.29 to $17.73	$14.72 to $15.18	$400	2.25%	0.35% to 0.96%	(14.86)% to (14.35)%
2017		27	$17.04 to $17.37	$17.29 to $17.73	$480	10.06%	0.35% to 0.95%	1.43% to 2.04%
2016		9	$14.93 to $15.13	$17.04 to $17.37	$160	1.23%	0.35% to 0.94%	14.13% to 14.82%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2020		77	$31.67 to $32.86	$33.52 to $35.00	$2,657	4.73%	0.35% to 0.95%	5.86% to 6.49%
2019		72	$27.81 to $28.69	$31.67 to $32.86	$2,322	4.57%	0.35% to 0.95%	13.86% to 14.55%
2018		60	$29.43 to $30.18	$27.81 to $28.69	$1,705	4.31%	0.35% to 0.96%	(5.50)% to (4.93)%
2017		45	$27.00 to $27.51	$29.43 to $30.18	$1,343	5.21%	0.35% to 0.95%	9.02% to 9.67%
2016		30	$24.01 to $24.32	$27.00 to $27.51	$806	5.42%	0.35% to 0.94%	12.44% to 13.12%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2020		23	$18.52 to $20.16	$20.24 to $22.16	$480	2.63%	0.35% to 0.95%	9.24% to 9.90%
2019		25	$17.60 to $19.04	$18.52 to $20.16	$481	2.60%	0.35% to 0.95%	5.28% to 5.91%
2018		27	$18.51 to $19.91	$17.60 to $19.04	$490	6.70%	0.35% to 0.96%	(4.96)% to (4.39)%
2017		27	$17.18 to $18.36	$18.51 to $19.91	$522	1.89%	0.35% to 0.95%	7.77% to 8.41%
2016		40	$16.64 to $17.69	$17.18 to $18.36	$721	1.64%	0.35% to 0.95%	3.22% to 3.84%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2020		277	$18.48 to $20.09	$20.48 to $22.40	$5,976	1.58%	0.35% to 0.95%	10.82% to 11.49%
2019		279	$17.18 to $18.56	$18.48 to $20.09	$5,395	1.82%	0.35% to 0.95%	7.57% to 8.22%
2018		262	$17.71 to $19.02	$17.18 to $18.56	$4,691	2.58%	0.35% to 0.96%	(2.99)% to (2.40)%
2017		193	$17.22 to $18.39	$17.71 to $19.02	$3,559	2.54%	0.35% to 0.95%	2.83% to 3.45%
2016		148	$16.50 to $17.51	$17.22 to $18.39	$2,640	2.44%	0.35% to 0.94%	4.36% to 4.99%

PVC Equity Income Account—Class 1 Sub-Account
2020		113	$49.90 to $54.30	$52.61 to $57.59	$6,312	2.01%	0.35% to 0.95%	5.43% to 6.06%
2019		96	$39.02 to $42.21	$49.90 to $54.30	$5,016	1.89%	0.35% to 0.95%	27.87% to 28.64%
2018		84	$41.48 to $44.60	$39.02 to $42.21	$3,393	2.00%	0.35% to 0.96%	(5.92)% to (5.35)%
2017		79	$34.58 to $36.96	$41.48 to $44.60	$3,410	2.32%	0.35% to 0.95%	19.94% to 20.65%
2016		68	$30.17 to $32.05	$34.58 to $36.96	$2,423	2.96%	0.35% to 0.94%	14.63% to 15.32%

PVC MidCap Account—Class 1 Sub-Account
2020		7	$67.69 to $73.66	$79.34 to $86.86	$600	0.66%	0.35% to 0.95%	17.22% to 17.92%
2019		10	$47.75 to $51.66	$67.69 to $73.66	$712	0.27%	0.35% to 0.95%	41.74% to 42.60%
2018		11	$51.59 to $55.47	$47.75 to $51.66	$539	0.27%	0.35% to 0.96%	(7.44)% to (6.88)%
2017		12	$41.49 to $44.35	$51.59 to $55.47	$672	0.53%	0.35% to 0.95%	24.33% to 25.08%
2016		15	$37.95 to $40.32	$41.49 to $44.35	$648	0.34%	0.35% to 0.94%	9.33% to 9.98%

B-68	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

continued

					For the year ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
2020	33	$38.27 to $41.64	$49.43 to $54.12	$1,717	0.00%	0.35% to 0.95%	29.18% to 29.96%
2019	32	$30.09 to $32.55	$38.27 to $41.64	$1,290	0.00%	0.35% to 0.95%	27.19% to 27.95%
2018	34	$32.22 to $34.64	$30.09 to $32.55	$1,073	0.00%	0.35% to 0.95%	(6.62)% to (6.05)%
2017	33	$25.07 to $26.80	$32.22 to $34.64	$1,101	0.00%	0.35% to 0.95%	28.52% to 29.29%
2016	35	$25.00 to $26.56	$25.07 to $26.80	$900	0.00%	0.35% to 0.94%	0.28% to 0.88%

Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
2020	10	$33.93 to $36.92	$37.58 to $41.14	$383	0.00%	0.35% to 0.95%	10.76% to 11.43%
2019	17	$31.07 to $33.61	$33.93 to $36.92	$609	0.00%	0.35% to 0.95%	9.21% to 9.87%
2018	18	$38.45 to $41.34	$31.07 to $33.61	$596	0.00%	0.35% to 0.96%	(19.20)% to (18.71)%
2017	11	$39.02 to $41.71	$38.45 to $41.34	$430	0.00%	0.35% to 0.95%	(1.47)% to (0.88)%
2016	13	$31.56 to $33.53	$39.02 to $41.71	$509	0.00%	0.35% to 0.94%	23.64% to 24.39%

Prudential Series Fund- Value Portfolio—Class II Sub-Account
2020	3	$45.68 to $47.65	$46.67 to $48.83	$152	0.00%	0.65% to 0.95%	2.17% to 2.48%
2019	3	$36.72 to $38.19	$45.68 to $47.65	$146	0.00%	0.65% to 0.95%	24.39% to 24.77%
2018	3	$41.30 to $44.40	$36.72 to $38.19	$120	0.00%	0.65% to 0.95%	(11.09)% to (10.82)%
2017	3	$35.79 to $37.00	$41.30 to $44.40	$136	0.00%	0.65% to 0.94%	15.41% to 15.75%
2016	3	$32.56 to $34.59	$35.79 to $37.00	$116	0.00%	0.65% to 0.94%	9.91% to 10.24%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2020	14	$21.36 to $23.22	$26.19 to $28.65	$377	0.00%	0.35% to 0.95%	22.62% to 23.36%
2019	9	$18.03 to $19.49	$21.36 to $23.22	$210	0.00%	0.35% to 0.95%	18.42% to 19.13%
2018	14	$20.02 to $21.51	$18.03 to $19.49	$255	0.00%	0.35% to 0.96%	(9.91)% to (9.36)%
2017	10	$19.21 to $20.52	$20.02 to $21.51	$208	0.65%	0.35% to 0.95%	4.19% to 4.82%
2016	10	$16.20 to $17.20	$19.21 to $20.52	$195	0.58%	0.35% to 0.94%	18.58% to 19.29%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2020	46	$21.04 to $22.87	$19.35 to $21.16	$937	1.05%	0.35% to 0.95%	(8.03)% to (7.48)%
2019	46	$17.90 to $19.34	$21.04 to $22.87	$1,005	0.69%	0.35% to 0.95%	17.54% to 18.25%
2018	48	$19.71 to $21.18	$17.90 to $19.34	$889	0.71%	0.35% to 0.96%	(9.21)% to (8.66)%
2017	60	$18.88 to $20.17	$19.71 to $21.18	$1,236	0.96%	0.35% to 0.95%	4.38% to 5.01%
2016	61	$15.76 to $16.73	$18.88 to $20.17	$1,186	1.66%	0.35% to 0.94%	19.82% to 20.54%

T. Rowe Price® Health Sciences Portfolio Sub-Account
2020	36	$40.34 to $41.58	$51.80 to $53.71	$1,883	0.00%	0.35% to 0.95%	28.39% to 29.17%
2019	33	$31.59 to $32.36	$40.34 to $41.58	$1,355	0.00%	0.35% to 0.95%	27.73% to 28.49%
2018	41	$31.54 to $32.12	$31.59 to $32.36	$1,316	0.00%	0.35% to 0.96%	0.15% to 0.75%
2017	39	$24.96 to $25.26	$31.54 to $32.12	$1,230	0.00%	0.35% to 0.95%	26.38% to 27.14%
2016	29	$28.14 to $28.32	$24.96 to $25.26	$726	0.00%	0.35% to 0.95%	(11.33)% to (10.80)%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2020	86	$25.76 to $26.99	$26.71 to $28.17	$2,370	1.97%	0.35% to 0.95%	3.72% to 4.34%
2019	87	$24.92 to $25.96	$25.76 to $26.99	$2,291	2.39%	0.35% to 0.95%	3.37% to 3.99%
2018	79	$24.86 to $25.74	$24.92 to $25.96	$2,001	2.02%	0.35% to 0.96%	0.22% to 0.83%
2017	67	$24.84 to $25.56	$24.86 to $25.74	$1,706	1.46%	0.35% to 0.95%	0.10% to 0.70%
2016	74	$24.73 to $25.31	$24.84 to $25.56	$1,863	1.36%	0.35% to 0.94%	0.41% to 1.01%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2020	153	$19.27 to $20.98	$22.41 to $24.54	$3,608	4.41%	0.35% to 0.95%	16.28% to 16.98%
2019	144	$15.33 to $16.59	$19.27 to $20.98	$2,881	1.25%	0.35% to 0.95%	25.72% to 26.48%
2018	136	$18.31 to $19.68	$15.33 to $16.59	$2,155	1.11%	0.35% to 0.96%	(16.25)% to (15.74)%
2017	130	$13.14 to $14.04	$18.31 to $19.68	$2,457	1.20%	0.35% to 0.95%	39.33% to 40.16%
2016	125	$11.26 to $11.96	$13.14 to $14.04	$1,692	1.09%	0.35% to 0.94%	16.68% to 17.38%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-69

Notes to financial statements

TIAA-CREF Life Separate Account VLI-1

					For the year ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Vanguard VIF Capital Growth Portfolio Sub-Account
2020	85	$44.03 to $45.38	$51.23 to $53.12	$4,421	1.47%	0.35% to 0.95%	16.36% to 17.06%
2019	86	$35.14 to $36.00	$44.03 to $45.38	$3,834	1.11%	0.35% to 0.95%	25.30% to 26.06%
2018	91	$35.90 to $36.56	$35.14 to $36.00	$3,224	0.88%	0.35% to 0.95%	(2.12)% to (1.53)%
2017	79	$28.13 to $28.48	$35.90 to $36.56	$2,854	1.06%	0.35% to 0.95%	27.62% to 28.38%
2016	61	$25.62 to $25.78	$28.13 to $28.48	$1,742	0.78%	0.35% to 0.94%	9.80% to 10.46%

Vanguard VIF Equity Index Portfolio Sub-Account
2020	437	$42.35 to $43.65	$49.58 to $51.42	$22,227	1.57%	0.35% to 0.95%	17.08% to 17.79%
2019	363	$32.56 to $33.36	$42.35 to $43.65	$15,690	1.67%	0.35% to 0.95%	30.06% to 30.84%
2018	252	$34.42 to $35.06	$32.56 to $33.36	$8,320	1.57%	0.35% to 0.96%	(5.41)% to (4.84)%
2017	187	$28.57 to $28.92	$34.42 to $35.06	$6,510	1.50%	0.35% to 0.95%	20.51% to 21.23%
2016	92	$25.79 to $25.95	$28.57 to $28.92	$2,635	1.94%	0.35% to 0.94%	10.76% to 11.42%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2020	100	$32.03 to $33.02	$33.53 to $34.77	$3,423	5.73%	0.35% to 0.95%	4.67% to 5.30%
2019	103	$27.96 to $28.64	$32.03 to $33.02	$3,373	5.48%	0.35% to 0.95%	14.58% to 15.27%
2018	84	$29.02 to $29.55	$27.96 to $28.64	$2,369	4.45%	0.35% to 0.96%	(3.66)% to (3.07)%
2017	73	$27.38 to $27.71	$29.02 to $29.55	$2,130	3.85%	0.35% to 0.95%	6.00% to 6.63%
2016	43	$24.82 to $24.98	$27.38 to $27.71	$1,195	2.64%	0.35% to 0.95%	10.30% to 10.97%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2020	243	$38.18 to $39.36	$44.66 to $46.31	$11,099	1.47%	0.35% to 0.95%	16.96% to 17.66%
2019	212	$29.45 to $30.18	$38.18 to $39.36	$8,235	1.30%	0.35% to 0.95%	29.64% to 30.42%
2018	150	$32.80 to $33.40	$29.45 to $30.18	$4,482	1.04%	0.35% to 0.96%	(10.19)% to (9.65)%
2017	101	$27.80 to $28.15	$32.80 to $33.40	$3,340	1.08%	0.35% to 0.95%	17.96% to 18.66%
2016	74	$25.26 to $25.42	$27.80 to $28.15	$2,063	1.04%	0.35% to 0.94%	10.07% to 10.73%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2020	161	$34.27 to $35.33	$32.30 to $33.49	$5,322	2.59%	0.35% to 0.95%	(5.75)% to (5.19)%
2019	142	$26.86 to $27.52	$34.27 to $35.33	$4,971	2.57%	0.35% to 0.95%	27.59% to 28.36%
2018	131	$28.65 to $29.18	$26.86 to $27.52	$3,572	2.81%	0.35% to 0.96%	(6.25)% to (5.68)%
2017	111	$27.61 to $27.95	$28.65 to $29.18	$3,206	2.02%	0.35% to 0.95%	3.79% to 4.41%
2016	69	$25.72 to $25.88	$27.61 to $27.95	$1,913	1.53%	0.35% to 0.95%	7.33% to 7.98%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2020	94	$40.81 to $42.06	$49.79 to $51.64	$4,774	0.65%	0.35% to 0.95%	22.02% to 22.75%
2019	91	$32.16 to $32.95	$40.81 to $42.06	$3,775	0.44%	0.35% to 0.95%	26.90% to 27.66%
2018	68	$35.01 to $35.66	$32.16 to $32.95	$2,233	0.37%	0.35% to 0.96%	(8.14)% to (7.59)%
2017	63	$28.63 to $28.98	$35.01 to $35.66	$2,228	0.44%	0.35% to 0.95%	22.30% to 23.03%
2016	60	$25.14 to $25.30	$28.63 to $28.98	$1,724	0.27%	0.35% to 0.94%	13.85% to 14.54%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2020	510	$27.47 to $28.31	$29.27 to $30.36	$15,241	2.29%	0.35% to 0.95%	6.56% to 7.21%
2019	314	$25.52 to $26.15	$27.47 to $28.31	$8,743	2.16%	0.35% to 0.95%	7.65% to 8.29%
2018	164	$25.80 to $26.27	$25.52 to $26.15	$4,249	2.13%	0.35% to 0.96%	(1.08)% to (0.48)%
2017	131	$25.17 to $25.48	$25.80 to $26.27	$3,411	2.06%	0.35% to 0.95%	2.51% to 3.12%
2016	69	$24.79 to $24.95	$25.17 to $25.48	$1,750	1.52%	0.35% to 0.95%	1.50% to 2.11%

VY Clarion Global Real Estate Portfolio—Class 1 Sub-Account
2020	15	$45.06 to $47.75	$42.47 to $45.28	$664	5.69%	0.35% to 0.95%	(5.73)% to (5.16)%
2019	17	$36.47 to $38.41	$45.06 to $47.75	$803	2.92%	0.35% to 0.95%	23.56% to 24.30%
2018	17	$40.24 to $42.14	$36.47 to $38.41	$632	6.65%	0.35% to 0.96%	(9.39)% to (8.84)%
2017	15	$36.68 to $38.17	$40.24 to $42.14	$607	3.71%	0.35% to 0.95%	9.73% to 10.38%
2016	17	$36.70 to $37.97	$36.68 to $38.17	$640	1.44%	0.35% to 0.94%	(0.06)% to 0.54%

B-70	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

concluded

					For the year ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Wanger International Sub-Account
2020	18	$73.68 to $80.18	$83.46 to $91.38	$1,543	2.00%	0.35% to 0.95%	13.28% to 13.96%
2019	18	$57.22 to $61.90	$73.68 to $80.18	$1,367	0.86%	0.35% to 0.95%	28.76% to 29.54%
2018	18	$70.19 to $75.48	$57.22 to $61.90	$1,047	1.92%	0.35% to 0.96%	(18.48)% to (17.99)%
2017	16	$53.31 to $56.99	$70.19 to $75.48	$1,195	1.24%	0.35% to 0.95%	31.66% to 32.45%
2016	16	$54.59 to $58.00	$53.31 to $56.99	$885	1.18%	0.35% to 0.94%	(2.34)% to (1.75)%

Wanger Select Sub-Account
2020	11	$59.24 to $64.41	$74.32 to $81.29	$880	0.78%	0.35% to 0.95%	25.46% to 26.21%
2019	10	$46.25 to $49.99	$59.24 to $64.41	$640	0.07%	0.35% to 0.95%	28.08% to 28.85%
2018	9	$53.31 to $57.27	$46.25 to $49.99	$423	0.15%	0.35% to 0.95%	(13.25)% to (12.72)%
2017	12	$42.49 to $45.37	$53.31 to $57.27	$675	0.24%	0.35% to 0.95%	25.48% to 26.23%
2016	7	$37.84 to $40.16	$42.49 to $45.37	$323	0.19%	0.35% to 0.94%	12.29% to 12.96%

Wanger USA Sub-Account
2020	5	$100.48 to $109.36	$123.64 to $135.38	$660	0.00%	0.36% to 0.95%	23.05% to 23.79%
2019	5	$77.37 to $80.47	$100.48 to $109.36	$481	0.26%	0.36% to 0.95%	13.53% to 30.25%
2018	6	$79.27 to $85.25	$77.37 to $80.47	$474	0.12%	0.65% to 0.96%	(2.40)% to (2.10)%
2017	5	$66.92 to $71.54	$79.27 to $85.25	$380	0.00%	0.65% to 0.95%	18.45% to 19.16%
2016	4	$59.43 to $61.26	$66.92 to $69.19	$277	0.00%	0.65% to 0.94%	12.62% to 13.29%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2020	39	$17.35 to $18.72	$18.44 to $20.02	$767	4.17%	0.35% to 0.95%	6.30% to 6.94%
2019	40	$15.31 to $16.42	$17.35 to $18.72	$728	5.66%	0.35% to 0.95%	13.30% to 13.99%
2018	38	$16.09 to $17.16	$15.31 to $16.42	$600	5.11%	0.35% to 0.96%	(4.83)% to (4.26)%
2017	46	$14.95 to $15.84	$16.09 to $17.16	$774	6.50%	0.35% to 0.95%	7.63% to 8.27%
2016	35	$13.06 to $13.75	$14.95 to $15.84	$546	6.43%	0.35% to 0.94%	14.51% to 15.20%

^	Less than a thousand units.
(a)	Not annualized for periods less than one year.
(b)	Does not include expenses of underlying Fund.
(d)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(e)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(f)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(g)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(r)	Sub-Account commenced operations June 17, 2016.
(s)	Sub-Account commenced operations July 24, 2017.
(w)	Sub-account commenced operations on April 30, 2019.
(u)	Sub-account commenced operations on December 11, 2020.

Note 6—subsequent events

The Delaware VIP Diversified Income Series—Standard Class was merged with LVIP Delaware Diversified Income Fund—Standard Class effective April 30, 2021.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-71

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-1

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company, which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on statutory basis of accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Emphasis of matters

As discussed in Note 9 to the statutory-basis financial statements, the Company has entered into significant transactions with affiliated entities. As discussed in Note 1 to the statutory-basis financial statements, effective December 31, 2019, the Company no longer manufactures life insurance products for new customers and will continue to service all existing life insurance contracts. Our opinion is not modified with respect to these matters.

New York, New York

March 11, 2021

B-2	Statement of Additional Information ∎ TC Life Insurance Company Financials

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2020	2019

ADMITTED ASSETS

Bonds	$11,168,305	$8,666,133

Preferred stocks	183	183

Cash, cash equivalents and short-term investments	282,344	279,379

Contract loans	43,089	39,827

Other long-term investments	4,810	4,689

Investment income due and accrued	90,841	75,394

Net deferred federal income tax asset	17,788	17,544

Reinsurance amounts receivable	4,531	8,601

Other assets	42,329	24,013

Separate account assets	4,106,499	4,022,073

Total admitted assets	$15,760,719	$13,137,836

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$10,723,935	$8,486,611

Asset valuation reserve	56,002	52,681

Interest maintenance reserve	32,341	16,160

Federal income tax payable to TIAA	6,703	3,223

Other amounts payable on reinsurance	9,226	9,432

Other liabilities	18,686	50,021

Separate account liabilities	4,095,043	4,009,171

Total liabilities	$14,941,936	$12,627,299

Capital and surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	38,783	(269,463)

Total capital and surplus	818,783	510,537

Total liabilities, capital and surplus	$15,760,719	$13,137,836

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-3

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2020	2019	2018

REVENUES

Insurance and annuity premiums and other considerations	$369,414	$627,093	$692,435

Net investment income	353,764	306,108	270,010

Commissions and expense allowances on reinsurance ceded	10,615	15,729	18,777

Reserve adjustments on reinsurance ceded	(8,867)	6,029	16,144

Separate account fees and other revenues	18,691	24,455	26,613

Total revenues	$743,617	$979,414	$1,023,979

EXPENSES

Policy and contract benefits	$356,581	$382,263	$340,270

Increase/(decrease) in policy and contract reserves	(186,639)	400,597	244,207

Insurance expenses and taxes (excluding federal income taxes)	73,322	148,245	148,568

Commissions on premiums	7,531	18,919	24,437

Interest on deposit-type contracts	113,162	83,936	65,250

Net transfers to separate accounts	44,786	140,213	214,334

Total expenses	$408,743	$1,174,173	$1,037,066

Income (loss) before federal income tax and net realized capital gains (losses)	334,874	(194,759)	(13,087)

Federal income tax expense	18,634	3,653	2,364

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(4,721)	(9,371)	819

Net income (loss)	$311,519	$(207,783)	$(14,632)

B-4	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2017	$2,500	$457,500	$(48,459)	$411,541

Net income (loss)	—	—	(14,632)	(14,632)

Change in net unrealized capital gains (losses) on investments	—	—	(202)	(202)

Change in asset valuation reserve	—	—	(5,570)	(5,570)

Change in surplus in separate accounts	—	—	(349)	(349)

Change in liability for reinsurance in unauthorized companies	—	—	10,648	10,648

Change in net deferred income tax	—	—	4,947	4,947

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(5,180)	(5,180)

Deferred premium asset limitation	—	—	(1,927)	(1,927)

Other assets	—	—	1,608	1,608

Capital contribution	—	100,000	—	100,000

Balance, December 31, 2018	$2,500	$557,500	$(59,116)	$500,884

Net income (loss)	—	—	(207,783)	(207,783)

Change in asset valuation reserve	—	—	(195)	(195)

Change in surplus in separate accounts	—	—	(2,422)	(2,422)

Change in liability for reinsurance in unauthorized companies	—	—	(1,575)	(1,575)

Change in net deferred income tax	—	—	49,276	49,276

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(48,505)	(48,505)

Deferred premium asset limitation	—	—	830	830

Other assets	—	—	27	27

Capital contribution	—	220,000	—	220,000

Balance, December 31, 2019	$2,500	$777,500	$(269,463)	$510,537

Net income (loss)	—	—	311,519	311,519

Change in reserve on account of change in valuation basis	—	—	(4,574)	(4,574)

Change in asset valuation reserve	—	—	(3,321)	(3,321)

Change in surplus in separate accounts	—	—	(1,089)	(1,089)

Change in liability for reinsurance in unauthorized companies	—	—	4,217	4,217

Change in net deferred income tax	—	—	(48,432)	(48,432)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	48,676	48,676

Deferred premium asset limitation	—	—	1,275	1,275

Other assets	—	—	(25)	(25)

Balance, December 31, 2020	$2,500	$777,500	$38,783	$818,783

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-5

Statutory—basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2020	2019	2018

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$370,067	$619,203	$687,300

Net investment income	338,936	298,580	261,013

Separate account fees and other revenues	30,941	41,853	43,854

Total Receipts	739,944	959,636	992,167

Policy and contract benefits	363,787	375,875	304,039

Commissions and expenses paid	80,840	167,402	173,344

Federal income taxes paid	18,764	1,047	5,621

Net transfers to separate accounts	43,977	141,797	217,883

Total Disbursements	507,368	686,121	700,887

Net cash from operations	232,576	273,515	291,280

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	1,131,646	874,143	638,932

Other invested assets	—	—	1,000

Net gains on cash, cash equivalents and short-term investments	12	1	—

Miscellaneous proceeds	1,805	15,198	399

Cost of investments acquired:

Bonds	3,619,359	1,626,571	1,312,893

Net increase in contract loans	3,262	6,055	6,755

Miscellaneous applications	15,339	1	—

Net cash used in investments	(2,504,497)	(743,285)	(679,317)

CASH FROM FINANCING AND OTHER

Additional paid in capital	—	220,000	100,000

Net deposits on deposit-type contracts funds	2,307,362	353,547	339,319

Other cash provided (applied)	(32,476)	3,849	17,825

Net cash from financing and other	2,274,886	577,396	457,144

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	2,965	107,626	69,107

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	279,379	171,753	102,646

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$282,344	$279,379	$171,753

B-6	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

Effective December 31, 2019, the Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2020	2019	2018

Net income (loss), New York SAP			$311,519	$(207,783)	$(14,632)

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	(638)	1,381	1,140

Net income (loss), NAIC SAP			$310,881	$(206,402)	$(13,492)

Capital and surplus, New York SAP			$818,783	$510,537	$500,884

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	746	466	63

Separate Account Assets	56	Separate account assets	—	6,845	(33,873)

Separate Account Liabilities	56	Separate account liabilities	—	(8,414)	28,900

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	6,476	7,114	5,734

Capital and surplus, NAIC SAP			$826,005	$516,548	$501,708

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Stable Value Separate Account (“SVSA”) products are accounted for at book value in accordance with New York Insurance Law (“NYIL”) Section 1414. The separate account liabilities for the benefits guaranteed under the contracts are carried at book value in accordance with NYIL section 4217, NYDFS Regulation No. 151. During 2020, the contract backed by the Stable Value Separate Account-3 was terminated, the market value of the account was distributed, the liabilities were settled and the account was closed. As of December 31, 2020, there were no remaining balances within the SVSA product.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to antiselection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The Company’s risk based capital as of December 31, 2020 and 2019 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-7

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve (“AVR”), which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The Interest Maintenance Reserve (“IMR”) is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

B-8	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during March 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Company’s financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Company’s business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-9

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Long-term Investments: Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the general account. The Company’s separate accounts are legally insulated from the general account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value, except the SVSA which supported book value separate account agreements, in which case the assets were accounted for at amortized cost in accordance with NYDFS guidance. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2020	2019	Change

Net deferred tax assets	$30,987	$79,663	$(48,676)

Deferred premium assets	35,228	36,503	(1,275)

Sundry receivables	26	1	25

Total	$66,241	$116,167	$(49,926)

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

B-10	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2020	2019	2018

Exchange/restructure/transfer of bond investments	$213,446	$148,047	$168,869

Capitalized interest on bonds	$2,877	$2,461	$1,739

Interest credited on deposit-type contracts	$112,220	$83,808	$65,561

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-11

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Application of new accounting pronouncements:

In June 2016, the NAIC adopted substantive revisions to Statements of Statutory Accounting Principles (“SSAP”) No. 51R, Life Contracts (“SSAP 51R”) to facilitate the implementation of principles-based reserving (“PBR”), effective January 1, 2020. Under PBR, the Company is required to hold the higher of (a) the reserves for life using prescribed factors and (b) the PBR reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. The Company received a one year deferral on adopting PBR for life insurance from the Department and plans to request an exemption in 2021 as the Company no longer manufactures life insurance. As a result, the Company did not adopt PBR for life insurance during 2020. If the Company had adopted PBR for life insurance it would not have had a material impact to its financial statements.

In May 2020, the NAIC adopted modifications to SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP 3”) and SSAP 51R. The adoption provides revisions to SSAP 3 and SSAP 51R with a January 1, 2020 effective date. The revisions require disclosure of changes in the reserve valuation basis, as a result of the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”). Additionally, requirements for PBR for variable annuities are disclosed in a manner which is consistent with a change in valuation basis and with additional disclosures regarding the phase-in period. The Company adopted VM-21 during 2020 without a phase-in period and elected to use the factor based alternative method as of December 31, 2020. The Company included the related disclosure as seen in the following paragraph.

During 2020, the Company elected to change its method for calculating reserves on variable annuity products with guaranteed death benefits. This variable annuity product is subject to the NYDFS Regulation 213, Principle-Based Reserving (“Reg 213”) and the VM, which includes VM-21. Under Reg 213 and VM-21, reserves can be calculated with a modeled approach or a factor based alternative method. In order to simplify the calculation, the Company moved from a modeled approach to the factor based alternative method during 2020. The impact of this change was an opening surplus reduction of $4,574 thousand. In the prior year, reserves for life and health insurance, annuities and deposit-type contracts would have been higher by $4,574 thousand as of December 31, 2019 and the deficit would have been higher by $4,574 thousand. If this change in method had been adopted in 2019, the increase in policy and contract reserves would have been $12,329 thousand higher, resulting in a $12,329 thousand increase in net loss.

In November 2020, the NAIC adopted revisions to SSAP No. 43R, Loan-backed and Structured Securities, which were effective immediately. These revisions update the financial modeling guidance/mapping instructions for residential mortgage-backed securities (“RMBS”)/commercial mortgage-backed securities (“CMBS”) to ensure consistency with guidance recently adopted in the Purposes and Procedures Manual of the NAIC Investment Analysis Office (“P&P Manual”). The Company adopted this guidance, and it did not have a material impact to its financial statements.

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

	2020
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$253,013	$10,724	$—	$263,737

All other governments	64,257	6,693	—	70,950

States, territories & possessions	29,742	3,119	—	32,861

Political subdivisions of states, territories, & possessions	8,207	1,301	—	9,508

Special revenue & special assessment, non-guaranteed agencies & government	1,048,484	60,616	(359)	1,108,741

Industrial & miscellaneous	9,750,877	1,232,018	(2,400)	10,980,495

Hybrids	13,725	999	—	14,724

Total	$11,168,305	$1,315,470	$(2,759)	$12,481,016

B-12	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	2019
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$230,774	$5,047	$(54)	$235,767

All other governments	65,113	2,869	—	67,982

States, territories & possessions	34,710	2,677	—	37,387

Political subdivisions of states, territories, & possessions	16,563	750	—	17,313

Special revenue & special assessment, non-guaranteed agencies & government	797,600	23,852	(2,032)	819,420

Industrial & miscellaneous	7,507,648	563,545	(4,990)	8,066,203

Hybrids	13,725	1,029	—	14,754

Total	$8,666,133	$599,769	$(7,076)	$9,258,826

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2020

All other bonds	$188,714	$(2,083)	$186,631	$2,508	$(513)	$1,995

Loaned-backed and structured bonds	57,137	(151)	56,986	423	(13)	410

Total	$245,851	$(2,234)	$243,617	$2,931	$(526)	$2,405

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2019

All other bonds	$253,833	$(2,626)	$251,207	$55,905	$(2,086)	$53,819

Loaned-backed and structured bonds	233,491	(1,244)	232,247	115,175	(1,120)	114,055

Total	$487,324	$(3,870)	$483,454	$171,080	$(3,206)	$167,874

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-13

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2020		December 31, 2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$439,183	$444,456	$243,067	$244,229

Due after one year through five years	2,035,808	2,156,250	1,649,573	1,694,958

Due after five years through ten years	3,783,398	4,170,798	2,695,680	2,846,523

Due after ten years	3,364,536	4,091,381	2,821,641	3,193,633

Subtotal	9,622,925	10,862,885	7,409,961	7,979,343

Residential mortgage-backed securities	730,155	756,566	627,772	636,009

Commercial mortgage-backed securities	326,225	353,638	240,080	248,272

Asset-backed securities	489,000	507,927	388,320	395,202

Subtotal	1,545,380	1,618,131	1,256,172	1,279,483

Total	$11,168,305	$12,481,016	$8,666,133	$9,258,826

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2020		2019

NAIC 1 and 2	$11,162,826	100.0%	$8,641,404	99.7%

NAIC 3 through 6	5,479	0.0	24,729	0.3

Total	$11,168,305	100.0%	$8,666,133	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2020	2019

Finance and financial services	24.8%	20.1%

Manufacturing	18.0%	17.3%

Public utilities	12.4%	12.7%

Residential mortgage-backed securities	6.6%	7.2%

Services	5.1%	5.3%

Real estate investment trusts	4.9%	5.8%

Oil and gas	4.6%	6.1%

Asset-backed securities	4.4%	4.5%

Revenue and special obligations	4.2%	3.4%

Transportation	3.5%	4.8%

Communications	3.4%	3.6%

Commercial mortgage-backed securities	2.9%	2.8%

Retail & wholesale trade	2.9%	2.6%

U.S. governments	1.2%	2.5%

Other governments	0.6%	0.8%

Mining	0.5%	0.5%

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

B-14	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Note 4—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2020	2019	2018

Bonds	$360,856	$313,669	$281,016

Other long-term investments	339	340	555

Cash, cash equivalents and short-term investments	416	1,167	879

Contract loans	1,921	1,700	1,327

Total gross investment income	363,532	316,876	283,777

Investment expenses	(12,287)	(12,069)	(14,906)

Net investment income before amortization/(accretion) of IMR	351,245	304,807	268,871

Amortization/(accretion) of IMR	2,519	1,301	1,139

Net investment income	$353,764	$306,108	$270,010

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2020	2019	2018

Bonds	$17,576	$(279)	$(1,883)

Cash, cash equivalent and short-term investments	12	1	—

Total before capital gain (loss) tax and transfers to IMR, net of taxes	17,588	(278)	(1,883)

Transfers to IMR, net of taxes	(18,699)	(6,292)	1,488

Capital gain/loss tax benefit (expense)	(3,610)	(2,801)	1,214

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(4,721)	$(9,371)	$819

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2020	2019	2018

Other-than-temporary impairments:

Bonds	$916	$9,477	$5,868

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2020	2019	2018

Proceeds from sales	$424,785	$219,451	$129,264

Gross gains on sales	$19,345	$5,466	$4,752

Gross losses on sales	$8,885	$1,362	$839

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 5—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-15

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2020 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3

Assets:

Bonds	$12,481,016	$11,168,305	$—	$12,469,817	$11,199

Preferred stock	3,725	183	3,725	—	—

Other long-term investments	6,003	4,667	—	6,003	—

Separate account assets	4,106,499	4,106,499	4,083,823	22,676	—

Contract loans	43,089	43,089	—	—	43,089

Cash, cash equivalent & short term investments	282,322	282,344	31,275	251,047	—

Total	$16,922,654	$15,605,087	$4,118,823	$12,749,543	$54,288

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$6,961,431	$6,961,431	$—	$—	$6,961,431

Separate account liabilities	4,095,043	4,095,043	—	—	4,095,043

Total	$11,056,474	$11,056,474	$—	$—	$11,056,474

B-16	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2019 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3

Assets:

Bonds	$9,258,826	$8,666,133	$—	$9,243,691	$15,135

Preferred stock	5,149	183	5,149	—	—

Other long-term investments	5,847	4,689	—	5,847	—

Separate account assets	4,028,918	4,022,073	3,596,767	432,151	—

Contract loans	39,827	39,827	—	—	39,827

Cash, cash equivalent & short term investments	279,385	279,379	25,834	253,551	—

Total	$13,617,952	$13,012,284	$3,627,750	$9,935,240	$54,962

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$4,541,418	$4,541,418	$—	$—	$4,541,418

Separate account liabilities	4,009,171	4,009,171	—	—	4,009,171

Total	$8,550,589	$8,550,589	$—	$—	$8,550,589

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2020 and 2019. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Other long-term investments in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash equivalents in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-17

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

	2020
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Separate account assets	$4,083,823	$22,676	$—	$4,106,499

Total assets at fair value	$4,083,823	$22,676	$—	$4,106,499

Total liabilities at fair value	$—	$—	$—	$—

	2019
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Separate account assets	$3,594,183	$31,909	$—	$3,626,092

Total assets at fair value	$3,594,183	$31,909	$—	$3,626,092

Total liabilities at fair value	$—	$—	$—	$—

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2020 and 2019, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 6—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company (in thousands):

	2020
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$8,044	$—	$—	$—	$8,044	$8,112	$(68)	$—	$8,044	0.051%	0.051%

	2019
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non Admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$8,112	$—	$—	$—	$8,112	$8,174	$(62)	$—	$8,112	0.061%	0.062%

B-18	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Note 7—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading

Ordinary new business	$—	$—	$1,544	$1,595

Ordinary renewal	21,452	57,093	20,533	56,753

Total	$21,452	$57,093	$22,077	$58,348

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2020, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

The Company’s Stable Value Separate Account-3 (“SVSA-3”) was established on November 13, 2013, as a non-unitized guaranteed separate accounts that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The guaranteed investment contracts (“GICs”) backed by the SVSA-3 were terminated effective February 5, 2020. The market value of the account was distributed, and the liabilities were settled. The account was subsequently closed in 2020. The assets of this account were carried at amortized cost.

SVSA accounts supported contracts issued as one of several vehicles for stable value funds. Participant withdrawals from the stable value fund were typically funded through the stable value fund’s cash buffer account which was held outside of the contract. In the event that the stable value fund’s cash buffer account was insufficient to pay participant and plan sponsor withdrawals, the sponsor of the stable value fund could have requested that the Company’s pro-rata share of such excess amounts be paid from the Company’s contract. Certain participant withdrawals requested from the Company’s contract were paid at book value and others were paid at the lesser of book value or market value. Plan Sponsor withdrawals from the stable value fund were typically paid (to the extent the fund’s cash buffer account is insufficient) at book value as long as 12 months advance notice was provided by the plan sponsor.

SVSA contracts utilized an interest crediting formula that included a guaranteed crediting rate adjusted for the market value of the separate account assets over a period reflecting the duration of such assets.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-19

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI-1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

TIAA Life SVSA-3	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s Separate Account assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2020		2019
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI-1	$369,281	$—	$304,014	$—

TIAA Life VLI-2	237,305	—	204,996	—

TIAA Life VA-1	3,469,484	—	3,084,145	—

TIAA Life MVA-1	—	30,429	—	32,936

TIAA Life SVSA-3	—	—	395,982	—

Total	$4,076,070	$30,429	$3,989,137	$32,936

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2020
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$10	$—	$245,872	$245,882

Reserves

For accounts with assets at:

Fair value	$18,639	$—	$4,072,644	$4,091,283

Amortized cost	—	—	—	—

Total reserves	$18,639	$—	$4,072,644	$4,091,283

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$18,359	$—	$—	$18,359

At fair value	—	—	4,072,644	4,072,644

Not subject to discretionary withdrawal	280	—	—	280

Total reserves	$18,639	$—	$4,072,644	$4,091,283

B-20	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	2019
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$1,623	$—	$371,445	$373,068

Reserves

For accounts with assets at:

Fair value	$21,367	$—	$3,587,488	$3,608,855

Amortized cost	388,268	—	—	388,268

Total reserves	$409,635	$—	$3,587,488	$3,997,123

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$21,247	$—	$—	$21,247

At fair value	388,268	—	3,587,488	3,975,756

Not subject to discretionary withdrawal	120	—	—	120

Total reserves	$409,635	$—	$3,587,488	$3,997,123

	2018
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$1,582	$—	$414,636	$416,218

Reserves

For accounts with assets at:

Fair value	$19,302	$16,557	$2,834,612	$2,870,471

Amortized cost	2,105,121	—	—	2,105,121

Total reserves	$2,124,423	$16,557	$2,834,612	$4,975,592

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$18,802	$16,557	$—	$35,359

At fair value	2,105,121	—	2,834,612	4,939,733

Not subject to discretionary withdrawal	500	—	—	500

Total reserves	$2,124,423	$16,557	$2,834,612	$4,975,592

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2020	2019	2018

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$244,999	$369,654	$420,769

Transfers from separate accounts	(199,564)	(229,333)	(206,366)

Net transfers to separate accounts	45,435	140,321	214,403

Reconciling adjustments:

Fund transfer exchange gain (loss)	(649)	(108)	(69)

Transfers as reported in the Company’s Statements of Operations	$44,786	$140,213	$214,334

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-21

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 9—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account (the “General Account”) in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s General Account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2020	2019	2018

Payments to TIAA

Operating expenses	$51,067	$117,015	$114,861

Investment expenses	12,109	11,755	14,490

Total	$63,176	$128,770	$129,351

TAL also provides investment advisory services and other administrative services for all of the Company’s insurance separate accounts, including GIC separate accounts, in accordance with an Investment Management Agreement. During 2020, the contracts backed by the SVSA-3 were terminated, resulting in lower investment advisory services from TAL.

Payments made to TAL for services for the years ended December 31, are as follows (in thousands):

	2020	2019	2018

Payments to TAL	$145	$2,251	$3,198

Nuveen Securities, LLC (“NS”), an indirect subsidiary of TIAA’s wholly owned subsidiary Nuveen, LLC, and TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, are authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2020	2019	2018

Payments to NS and Services	$4,329	$15,974	$16,834

Services for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2020	2019	2018

Payments to TFI	$17,286	$12,880	$13,395

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2020, there were no contributions from TIAA to the Company. During 2019, TIAA contributed $220,000 thousand in capital to the Company.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of July 2, 2021. As of December 31, 2020, $30,000 thousand of this facility was maintained on a committed basis and there were no balances outstanding.

At December 31, 2020 or 2019, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2020	2019

Amounts due to Parent and affiliates	$8,422	$22,383

B-22	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Note 10—federal income taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2020 or December 31, 2019.

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2020			2019			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$49,847	$3,187	$53,034	$97,920	$3,543	$101,463	$(48,073)	$(356)	$(48,429)

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	49,847	3,187	53,034	97,920	3,543	101,463	(48,073)	(356)	(48,429)

d) Deferred tax assets non-admitted	27,845	3,142	30,987	76,165	3,498	79,663	(48,320)	(356)	(48,676)

e) Subtotal net admitted deferred tax asset (c–d)	22,002	45	22,047	21,755	45	21,800	247	—	247

f) Deferred tax liabilities	4,214	45	4,259	4,211	45	4,256	3	—	3

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$17,788	$—	$17,788	$17,544	$—	$17,544	$244	$—	$244

	2020			2019			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	17,788	—	17,788	17,544	—	17,544	244	—	244

1. Adjusted gross DTA expected to be realized following the balance sheet date	17,788	—	17,788	17,544	—	17,544	244	—	244

2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	120,149	XXX	XXX	73,949	XXX	XXX	46,200

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	4,214	45	4,259	4,211	45	4,256	3	—	3

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$22,002	$45	$22,047	$21,755	$45	$21,800	$247	$—	$247

	2020	2019

(a) Ratio percentage used to determine recovery period and threshold limitation amount	1,316%	892%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$800,995	$492,993

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-23

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	12/31/2020		12/31/2019		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$49,847	$3,187	$97,920	$3,543	$(48,073)	$(356)

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$22,002	$45	$21,755	$45	$247	$—

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	2020	2019	2018

Current Income Tax:

Federal income tax expense	$18,948	$4,899	$2,301

Foreign taxes	—	—	—

Subtotal	$18,948	$4,899	$2,301

Federal income taxes expense/(benefit) on net capital gains/(losses)	3,610	2,801	(1,214)

Other	(314)	(1,246)	63

Federal and foreign income tax expense	$22,244	$6,454	$1,150

	12/31/2020	12/31/2019	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$7,320	$53,451	$(46,131)

Deferred acquisition costs	41,844	42,435	(591)

Receivables—non-admitted	—	1	(1)

Other (including items < 5% of total ordinary tax assets)	683	2,033	(1,350)

Subtotal	$49,847	$97,920	$(48,073)

Non-admitted	27,845	76,165	(48,320)

Admitted ordinary deferred tax assets	$22,002	$21,755	$247

Capital:

Investments	$3,187	$3,543	$(356)

Net capital loss carry-forward	—	—	—

Subtotal	$3,187	$3,543	$(356)

Statutory valuation allowance adjustment	—	—	—

Non-admitted	3,142	3,498	(356)

Admitted capital deferred tax assets	45	45	—

Admitted deferred tax assets	$22,047	$21,800	$247

Deferred Tax Liabilities:

Ordinary:

Reserve transition adjustment	$3,398	$4,077	$(679)

Other (including items<5% of total ordinary tax liabilities)	816	134	682

Subtotal	$4,214	$4,211	$3

Capital:

Investments	45	45	—

Deferred tax liabilities	$4,259	$4,256	$3

Net Admitted Deferred Tax Assets/Liabilities	$17,788	$17,544	$244

B-24	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2020, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$74,017	21.00%

Dividends received deduction	(1,513)	(0.43)%

Separate Account Guaranteed Investment Contract—ordinary income & capital gains	(1,619)	(0.46)%

Amortization of interest maintenance reserve	(529)	(0.15)%

Tax-exempt interest	(74)	(0.02)%

Liability for unauthorized reinsurance	886	0.25%

Prior year true-up	(502)	(0.14)%

Nonadmitted assets and other permanent differences	10	—%

Total statutory income taxes	$70,676	20.05%

Federal and foreign income tax expense—ordinary	$18,634	5.29%

Federal and foreign income tax expense—capital	3,610	1.02%

Change in net deferred income tax charge (benefit)	48,432	13.74%

Total statutory income taxes	$70,676	20.05%

At December 31, 2020, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2018	$—	$—	$—

2019	—	2,801	2,801

2020	—	3,610	3,610

Total	$—	$6,411	$6,411

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) ND Properties, Inc.

9) NIS/R&T, Inc.*

10) Nuveen Holdings, Inc.*

11) Nuveen Holdings 1, Inc.*

12) Nuveen Investments, Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) Oleum Holding Company, Inc.

16) T-C Europe Holding, Inc.

17) T-C SP, Inc.

18) Teachers Insurance and Annuity Association of America

19) Terra Land Company

20) TIAA Board of Overseers

21) TIAA-CREF Tuition Financing, Inc.

22) TIAA Commercial Finance, Inc.

23) TIAA FSB Holdings, Inc.

24) TIAA, FSB

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-25

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

25) Tygris Asset Finance, Inc.

26) Tygris Commercial Finance Group, Inc.

27) Westchester Group Asset Management, Inc.

28) Westchester Group Farm Management, Inc.

29) Westchester Group Investment Management Holding Company, Inc.

30) Westchester Group Investment Management, Inc.

31) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The Company’s tax years 2014 through 2016 are currently under examination by the Internal Revenue Service (“IRS”), and tax years 2017 through 2019 are open for examination.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 for all other products.

Effective January 1, 2020 variable annuity reserving follow VM-21. During 2020, the Company elected the factor based alternative method under VM-21, which is an option allowed for variable annuity writers with no living benefits, in order to simplify the reserve methodology. Prior to 2020, the Company’s policy and contract reserves on these variable annuity products were calculated under a modeled based method in accordance with Actuarial Guideline 43 (“AG43”). This change in valuation basis was recorded as an opening surplus adjustment in the amount of $4,575 thousand. Effective December 31, 2020 reserves were also subject to the NYDFS floor prescribed under NYDFS Regulation 213, Principle-Based Reserving. The final reported reserve for variable annuities is the greater of those prescribed under VM-21 and Regulation 213.

The Company also maintains excess reserves based on VM-21 and Regulation 213 at the level of $2,853 thousand as of December 31, 2020 and $217 thousand under the former AG43 as of December 31, 2019. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves and maintains additional reserves of $0 thousand and $225,000 thousand for 2020 and 2019, respectively. The reserve change in 2020 is due to the release of the additional reserves established in 2019 as no additional reserves were required as a result of year-end 2020 asset adequacy analysis. The year end 2020 asset adequacy analysis included favorable mortality experience, growth in the guaranteed funding agreement business, which has low guaranteed crediting rates, and continued expense reductions. The reserve change in 2019 is due to additional reserves established as a result of year-end 2019 asset adequacy analysis. During 2019, the NYDFS included certain requirements for asset adequacy analysis, which included the removal of profits from reinsurance agreements from cash flow testing analysis, which were a driver of the additional reserve amounts.

B-26	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands). For the years ended December 31, 2020 and 2019, the Company did not have any Group Annuity reserves.

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$18,359	$—	$18,359	0.5%

At fair value	—	—	3,420,428	3,420,428	73.9%

Total with market value adjustment or at fair value	$—	$18,359	$3,420,428	$3,438,787	74.4%

At book value without adjustment (minimal or no charge or adjustment)	1,074,748	—	—	1,074,748	23.2%

Not subject to discretionary withdrawal	112,476	—	—	112,476	2.4%

Total (direct + assumed)	$1,187,224	$18,359	$3,420,428	$4,626,011	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,187,224	$18,359	$3,420,428	$4,626,011

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$21,247	$—	$21,247	0.5%

At fair value	—	—	3,050,821	3,050,821	70.9%

Total with market value adjustment or at fair value	$—	$21,247	$3,050,821	$3,072,068	71.4%

At book value without adjustment (minimal or no charge or adjustment)	1,126,620	—	—	1,126,620	26.1%

Not subject to discretionary withdrawal	105,769	—	—	105,769	2.5%

Total (direct + assumed)	$1,232,389	$21,247	$3,050,821	$4,304,457	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,232,389	$21,247	$3,050,821	$4,304,457

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$50,503	$50,503	0.7%

At book value without adjustment (minimal or no charge or adjustment)	6,830,548	—	—	6,830,548	97.4%

Not subject to discretionary withdrawal	130,883	—	—	130,883	1.9%

Total (direct + assumed)	$6,961,431	$—	$50,503	$7,011,934	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$6,961,431	$—	$50,503	$7,011,934

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-27

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$388,268	$33,452	$421,720	8.5%

At book value without adjustment (minimal or no charge or adjustment)	4,424,330	—	—	4,424,330	89.1%

Not subject to discretionary withdrawal	117,088	—	—	117,088	2.4%

Total (direct + assumed)	$4,541,418	$388,268	$33,452	$4,963,138	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$4,541,418	$388,268	$33,452	$4,963,138

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

	2020
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$1,994,484	$1,994,587	$2,008,324

Variable Universal Life	354,108	349,831	361,185

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	636,514

Disability—Active Lives	—	—	11,637

Disability—Disabled Lives	—	—	1,832

Miscellaneous Reserves	—	—	26,484

Total (direct + assumed)	$2,348,592	$2,344,418	$3,045,976

Reinsurance Ceded	—	—	485,319

Total (net)	$2,348,592	$2,344,418	$2,560,657

	2019
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$1,936,539	$1,936,619	$1,947,429

Variable Universal Life	343,668	338,470	350,628

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	625,381

Disability—Active Lives	—	—	10,980

Disability—Disabled Lives	—	—	1,746

Miscellaneous Reserves	—	—	250,812

Total (direct + assumed)	$2,280,207	$2,275,089	$3,186,976

Reinsurance Ceded	—	—	486,781

Total (net)	$2,280,207	$2,275,089	$2,700,195

B-28	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	2020
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$606,752	$601,713	$601,722

Reinsurance Ceded	—	—	—

Total (net)	$606,752	$601,713	$601,722

	2019
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$509,114	$503,216	$503,216

Reinsurance Ceded	—	—	—

Total (net)	$509,114	$503,216	$503,216

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3.5% through 4.5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and are set equal to a percentage of reserves. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2020 or 2019. The Company has $42,700,019 thousand and $44,684,134 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2020 and 2019, respectively. Premium deficiency reserves related to the above insurance total $10,263 thousand and $10,648 thousand at December 31, 2020 and 2019, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018

Direct premiums	$461,858	$730,552	$801,098

Ceded premiums	(92,444)	(103,459)	(108,663)

Net premiums	$369,414	$627,093	$692,435

The major lines in the accompanying financial statements that were reduced by the effect of these reinsurance agreements include (in thousands):

	2020	2019	2018

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$92,444	$103,459	$108,663

Policy and contract benefits	65,063	55,040	51,237

Increase in policy and contract reserves	4,310	14,788	5,395

Reserves for life and health, annuities and deposit-type contracts	622,996	617,187	599,519

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-29

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2020	2019	2018

Change in net unrealized capital gains (losses)	$—	$—	$(202)

Change in reserve on account of change in valuation basis	(4,574)	—	—

Change in asset valuation reserve	(3,321)	(195)	(5,570)

Change in net deferred federal income tax	(48,432)	49,276	4,947

Change in non-admitted assets	49,926	(47,648)	(5,499)

Change in liability for reinsurance of unauthorized companies	4,217	(1,575)	10,648

Change in surplus of separate accounts	(1,089)	(2,422)	(349)

As of December 31, 2020 and 2019, there was no portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes.

The Company received no additional paid-in capital contributions for the year ended December 31, 2020. The Company received additional paid-in capital contributions from TIAA of $220,000 thousand and $100,000 thousand for the years ended December 31, 2019 and 2018, respectively.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company did not pay dividends to its shareholder for the years ended December 31, 2020 and 2019.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 11, 2021, the date the financial statements were available to be issued.

B-30	Statement of Additional Information ∎ TC Life Insurance Company Financials